UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   29                             |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                          |X|


                              UNIFIED SERIES TRUST
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                            St. Louis, MO 63101 (314)
                                    552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
 |X| immediately upon
 |_| filing pursuant to paragraph (b)
 |_| on (date) pursuant to paragraph (b)
 |_| 60 days after filing pursuant to paragraph (a)(1)
 |_| on (date) pursuant to paragraph (a)(1)
 |_| 75 days after filing pursuant to paragraph (a)(2)
 |_| on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
 |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           CORBIN SMALL-CAP VALUE FUND

                                   PROSPECTUS

                                FEBRUARY 25, 2005


INVESTMENT OBJECTIVE:
Long-term capital appreciation



3113 South University Drive
Suite 500
Fort Worth, Texas 76109
(800) 924-6848



























THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE



RISK/RETURN SUMMARY............................................................1


FEES AND EXPENSES OF INVESTING IN THE FUND.....................................4


HOW TO BUY SHARES..............................................................4


HOW TO REDEEM SHARES...........................................................7


DETERMINATION OF NET ASSET VALUE...............................................9


DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................9


MANAGEMENT OF THE FUND........................................................11


FINANCIAL HIGHLIGHTS..........................................................13


PRIVACY POLICY................................................................14


FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

      The investment objective of the Corbin Small-Cap Value Fund is long-term capital appreciation.

PRINCIPAL STRATEGIES

      The Fund invests primarily in common stocks of small capitalization companies (those with a market capitalization of $2 billion or less). The Fund's investment advisor, Corbin & Company, will consider adding a stock to the Fund's portfolio if the current price is, in the advisor's opinion, less than the stock's true value. The advisor's assessment of a stock's true value is based on a proprietary model known as the "value score." A security's "value score" is determined by a formula that consists of three variables:

        o  the security's five-year estimated earnings growth rate
        o  its dividend yield
        o its price/earnings ratio based on the current year's estimated earnings securities that meet the advisor's minimum value score are then analyzed based on five additional factors:
        o shareholder-oriented management, based on a history of actions that benefit shareholders, such as stock repurchase programs or performance-based compensation plans
        o  overlooked or under-followed by Wall Street
        o  financial position, based on debt, cash flow and liquidity
        o  the nature of the business is easy to understand and analyze
        o long-term industry fundamentals such as competition, growth prospects and pricing power

      Under normal circumstances, the Fund will invest at least 80% of its total assets in small capitalization stocks. This policy may not be changed without at least 60 days' notice to shareholders. While it is anticipated that the Fund will diversify its investments across a range of industry sectors, certain sectors are likely to be overweighted compared to others because the Fund's advisor seeks the best investment values regardless of sector. The Fund may, for example, be overweighted at times in the technology sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle. The Fund's advisor selects securities with the intention of holding them for 3 to 5 years, during which time the advisor believes they will reach their full value. The Fund may sell a security when the advisor believes the stock is no longer undervalued, as determined pursuant to the advisor's model.

      The Fund's portfolio will often consist of larger positions in a fewer number of companies than some more broadly diversified mutual funds. This will increase the Fund's exposure to the risks described in the Prospectus as "Company Risk." Because there are fewer companies in the Fund's portfolio, the Fund's share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual company in the Fund's portfolio may have a significant negative impact on the Fund's performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o MANAGEMENT RISK. The advisor's value-oriented approach may fail to produce the intended results.
o SMALL COMPANY RISK. The risks associated with investing in smaller companies include:
   o The earnings and prospects of smaller companies are more volatile than larger companies.
   o Smaller companies may experience higher failure rates than do larger companies.
   o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
   o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o SECTOR RISK. If the Fund's portfolio is overweighted in certain industry sectors, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent the Fund is overweighted in the technology sector, it will be affected by developments affecting that sector. Technology companies may be significantly affected by falling prices and profits, and by intense competition, and their products may be subject to rapid obsolescence.
o AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary, and you could lose money.

IS THE FUND RIGHT FOR YOU?

The Fund may be suitable for:

o  Long-term investors seeking a fund with a value investment strategy
o  Investors who can tolerate the risks associated with common stock investments
o Investors willing to accept the greater market price fluctuations of smaller companies

GENERAL

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

HOW THE FUND HAS PERFORMED

         The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. On January 3, 2003, the Fund acquired the assets and liabilities of the Corbin Small-Cap Value Fund, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart and table include the predecessor fund's performance. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                  YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                [GRAPH OMITTED]

                        1998            -38.19%
                        1999             26.50%
                        2000            -23.01%
                        2001             53.66%
                        2002            -25.61%
                        2003             38.26%
                        2004             -0.72%

         During the period shown, the highest return for a quarter was 38.97% (4th quarter, 2001); and the lowest return was -31.61% (3rd quarter, 1998).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)


                                                                                                   SINCE INCEPTION
THE FUND                                                            1 YEAR           5 YEAR        (JUNE 30, 1997)
                                                                    ------           ------        ---------------
     Return Before Taxes                                            -0.72%            3.85%             0.42%
     Return After Taxes on Distributions(1)                         -0.72%            3.84%             0.08%
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)                                         -2.46%            3.30%             0.15%
Indexes (reflects no deductions for fees, expenses and
taxes)
      S&P 600 Small-Cap Index2                                      16.79%           11.96%             9.83%
      Russell 2000 Value Index2                                     11.73%            7.74%             7.05%





(1) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After -tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The S&P 600 Small Cap Index and Russell 2000 Value Index are widely recognized unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are representative of a broader market and range of securities than is found in the Fund's portfolio.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee1............................................................2.00%
Exchange Fee................................................................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees............................................................1.25%
Distribution (12b-1) Fees...................................................NONE

Other Expenses.............................................................0.03%
Total Annual Fund Operating Expenses.......................................1.28%

1If you redeem your shares within 90 days of purchase you will be charged a 2.00% redemption fee. However, if you redeem your shares after the 90-day period there is no redemption fee. Exceptions may be granted to shareholders at the discretion of the Fund's advisor due to an investor's change in circumstances, but no exceptions will be made for market-timers. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

Example:
--------

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                           1 year          3 years     5 years        10 years
                          ---------        --------    -------        --------
                            $130              $406      $702           $1,545


                                HOW TO BUY SHARES

INITIAL PURCHASE

      To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

      The minimum initial investment in the Fund is $2,000, and minimum subsequent investments are $50. These minimums may be waived by the Fund's advisor for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

      BY MAIL - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and
o  a check (subject to the minimum amounts) made payable to the Fund;

Mail application and check to:

          U.S. MAIL:                             OVERNIGHT:
          Corbin Small-Cap Value Fund            Corbin Small-Cap Value Fund
          c/o Unified Fund Services, Inc.        c/o Unified Fund Services, Inc.
          P.O. Box 6110                          431 North Pennsylvania Street
          Indianapolis, Indiana 46206-6110       Indianapolis, Indiana 46204

      BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 924-6848 to obtain instruction on how to set up your account and to obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Huntington National Bank
      ABA #0440-0002-4
      Attn: Corbin Small-Cap Value Fund
      Account Name _________________(write in shareholder name)
      For the Account # _______________(write in account number)
      D.D.A.# 01892204592

      You must provide a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address, in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and its transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

      You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

-your name                  -the name of your account(s)
-your account number(s)     -a check made payable to Corbin Small-Cap Value Fund

Checks should be sent to the Corbin Small-Cap Value Fund at the address listed under the heading "How to Buy Shares - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

      Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

      The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption and any applicable redemption fee. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Wire transfer fees will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

      BY MAIL - You may redeem any part of your account in the Fund by mail. Your request should be addressed to:

             U.S. MAIL:                          OVERNIGHT:
             Corbin Small-Cap Value Fund         Corbin Small-Cap Value Fund
             c/o Unified Fund Services, Inc.     c/o Unified Fund Services, Inc.
             P.O. Box 6110                       431 North Pennsylvania Street
             Indianapolis, Indiana 46206-6110    Indianapolis, Indiana 46204

      Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at
(800) 924-6848 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption may be required to furnish additional legal documents to insure proper authorization.

      BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 924-6848. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      MARKET TIMERS REDEMPTION FEE - The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 2.00% fee will be assessed against investment proceeds withdrawn within 90 days of investment. The proceeds collected from redemption fees will be used for the benefit of existing shareholders. Redemption fees may be waived at the sole discretion of the Fund's advisor for accounts registered as either an IRA or a tax-qualified retirement plan on the books of the Fund's transfer agent or on the books of certain other third parties that are authorized agents of the Fund, for shares purchased with reinvested capital gain or dividend distributions, and in certain other circumstances, such as death or a change in the investor's asset allocation. No exceptions will be granted to persons believed to be "market-timers."

      While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to detect market timers. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

      ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption, please call the Fund's transfer agent at (800) 924-6848. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission), the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption at any time if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.


                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value
(NAV) per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

         The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

      TAXES. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. Dividends normally will be distributed by the Fund on an annual basis.

      The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

      Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

      You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

      The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").


TYPE OF TRANSACTION                                          TAX STATUS
-------------------                                          ----------

Qualified dividend income                                     Generally maximum 15% on non-corporate
                                                              taxpayers

Net short-term capital gain distributions                     Ordinary income rate

Net long-term capital gain distributions                      Generally maximum 15% on non-corporate
                                                              taxpayers*

Sales of shares
(including redemptions) owned                                 Gains taxed at generally maximum 15%
more than one year                                            on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                 Gains are taxed at the same rate as ordinary
for one year or less                                          income; losses are subject to special rules

             *For gains realized between May 6, 2003 and December 31, 2008.

      Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

      If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

      If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

      BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.

                             MANAGEMENT OF THE FUND

      Corbin & Company, 3113 South University Drive, Suite 500, Fort Worth, Texas 76109, serves as investment advisor to the Fund. The advisor specializes in the management of assets for clients seeking a value-oriented, contrarian investment style, including individual investors, personal trusts, and all types of tax-exempt organizations and ERISA plans, such as foundations, endowments, defined benefit plans, defined contribution plans and union plans. During the fiscal year ended October 31, 2004, the fee paid to the advisor by the Fund were 1.25% of the Fund's average daily net assets.

      David A. Corbin, CFA, has been President and Chief Investment Officer of the advisor since 1992, and has been the sole Portfolio Manager primarily responsible for the day-to-day management of the Fund since inception of its predecessor in 1997. Prior to founding Corbin & Company, Mr. Corbin was a trust investment portfolio manager with Ameritrust/MTrust, where his responsibilities included investment analysis and investment oversight for personal trust accounts, employee benefit plans and endowments. He was also the Portfolio Manager of the William C. Conner Foundation at Texas Christian University, where he received his Bachelor of Science degree in Economics. Mr. Corbin is a Chartered Financial Analyst (CFA).

         The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager's ownership of shares of the Fund.

      The Fund's advisor pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees and extraordinary or non-recurring expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the financial performance of the Fund (including its predecessor fund) since its inception. Certain information reflects financial results for a single share of the Fund. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the years ended October 31, 2000 through 2003 has been audited by McCurdy and Associates CPA's Inc. and 2004 has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available from the Fund upon request without charge.

CORBIN SMALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
                                                                YEAR             YEAR            YEAR           YEAR
                                                   YEAR         ENDED            ENDED           ENDED          ENDED
                                                  ENDED         OCTOBER          OCTOBER         OCTOBER        OCTOBER
                                               OCTOBER 31,         31,              31,            31,             31,
                                                   2004           2003             2002            2001           2000
                                               -------------    ----------       ----------      ---------      ----------
SELECTED PER SHARE DATA
Net asset value, beginning of period             $    9.52       $   6.99        $   8.12        $   7.11       $    6.75
                                               -------------    ----------       ----------      ---------      ----------
Income from investment operations:

  Net investment income (loss)                       (0.01)        (0.03)  (a)      (0.05)  (a)    (0.02)  (a)       0.02  (a)
  Net realized and unrealized gain
   (loss)                                            (1.35)          2.56           (1.08)           1.05            0.34
                                               -------------    ----------       ----------      ---------      ----------

Total from investment operations                     (1.36)          2.53           (1.13)           1.03            0.36
                                               -------------    ----------       ----------      ---------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                              -             -                -         (0.02)               -
                                               -------------    ----------       ----------      ---------      ----------


Total distributions                                       -             -                -         (0.02)               -
                                               -------------    ----------       ----------      ---------      ----------

Paid in capital from redemption fees                   0.04
                                               -------------

Net asset value, end of period                   $     8.20      $   9.52         $   6.99        $  8.12        $   7.11
                                               =============    ==========       ==========      =========      ==========

TOTAL RETURN (B)                                    -13.76%        36.19%          -13.92%         14.67%           5.33%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                $      3,942     $ 15,433         $  16,436        $ 4,697        $  2,888
Ratio of expenses to average net assets
   before waiver                                      1.28%         1.29%            1.29%          1.34%           1.36%
Ratio of expenses to average net
   assets                                             1.28%         1.28%            1.28%          1.25%           1.25%
Ratio of net investment income (loss) to
   average net assets before waiver                 (0.06)%       (0.40)%          (0.56)%        (0.41)%           0.12%
Ratio of net investment income (loss) to
   average net assets                               (0.06)%       (0.39)%          (0.55)%        (0.32)%           0.24%

Portfolio turnover rate                              28.05%       102.87%          135.70%         70.56%          94.69%

(a) Net investment income/(loss) per share was based on average shares outstanding throughout the year
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

         CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

      o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, investment amount and date of birth); and

      o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

         Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of the Fund's portfolio holdings by Fund affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal period.

         Call the Fund at (800) 924-6848 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. The Fund currently does not have a web site and, as such, the Fund's SAI and Fund's annual and semi-annual reports are not made available on the Internet.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.














Investment Company Act #811-21237

                           CORBIN SMALL-CAP VALUE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 25, 2005

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Corbin Small-Cap Value Fund dated February 25, 2005. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004 ("Annual Report"). A free copy of the Prospectus and Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, IN 46204 or by calling 1-800-924-6848.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE TRUST AND FUND..............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK.........................3

CONSIDERATIONS.................................................................3

INVESTMENT LIMITATIONS.........................................................7

INVESTMENT ADVISOR.............................................................9

TRUSTEES AND OFFICERS.........................................................11

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................14

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................15

PROXY VOTING POLICY...........................................................16

DETERMINATION OF NET ASSET VALUE..............................................17

ADDITIONAL TAX INFORMATION....................................................18

INVESTMENT PERFORMANCE........................................................19

STATUS AND TAXATION OF THE FUND...............................................21

CUSTODIAN.....................................................................23

FUND SERVICES.................................................................23

ACCOUNTANTS...................................................................24

DISTRIBUTOR...................................................................24

FINANCIAL STATEMENTS..........................................................24

DESCRIPTION OF THE TRUST AND FUND

         Corbin Small-Cap Value Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment advisor is Corbin & Company (the "Advisor"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the Corbin Small-Cap Value Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on June 30, 1997.

      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

      As of January 31, 2005, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund:
National Financial Services ("National"), Co., P.O. Box 3908, Church Street, New York, NY - 31.28%; Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA - 27.43%; and National Investor, 55 Water Place, 32nd Floor, New York, NY - 7.70%.

      As of January 31, 2005, National Financial Services and Charles Schwab & Co. may be deemed to control the Fund as a result of their beneficial ownership of the shares of the Fund. As a controlling shareholder, each of them could wontrol the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's Advisor.

      As of January 31, 2005 the officers and Trustees as a group owned less than one percent of the Fund.

      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this SAI.

      The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

      This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

      A. EQUITY SECURITIES. Equity securities consist of common stock, preferred
         ------------------
stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies that operate as real estate corporations or that have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

      The Fund may invest in foreign equity securities, including, but not limited to, the purchase of American Depository Receipts ("ADRs"). ADRs are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities.

      B. CONVERTIBLE SECURITIES. A convertible security is a bond or preferred
         -----------------------
stock that may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than in the income derived from a common stock, but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible. The Advisor expects that generally the convertible securities in which the Fund will invest will be rated at least B by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Advisor.

      In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

      C. PREFERRED STOCK. Preferred stock has a preference in liquidation (and,
         ----------------
generally, dividends) over common stock but is subordinated in liquidation to debt. As a general rule, the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, for example common stock, at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's, although there is no minimum rating that a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

      D. FOREIGN SECURITIES. The Fund may invest up to 5% of its net assets in
         -------------------
foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

      E. FINANCIAL SERVICES INDUSTRY OBLIGATIONS. The Fund may invest up to 5%
         ----------------------------------------
of its net assets in each of the following obligations of the financial services industry:

         (1) Certificate of Deposit. Certificates of deposit are negotiable
             -----------------------
certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

         (2) Time Deposits. Time deposits are non-negotiable deposits maintained
             --------------
in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

         (3) Bankers' Acceptances. Bankers' acceptances are credit instruments
             ---------------------
evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      F. REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements
         ----------------------
fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government

("U.S. Government Obligations"). A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with US Bank, N.A. or Huntington National Bank (the Fund's custodian), or other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     G. SHORT SALES. The Fund may sell a security short in anticipation of a
        ------------
decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

     In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

      H. PORTFOLIO TURNOVER. Although the Fund generally will not invest for
         -------------------
short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund's portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal year ended October 31, 2004 was 28.05%, which represented a significant decrease over the prior fiscal year's rate of 102.87%. The reason for the significant decrease in portfolio turnover rate from 2003 to 2004 was the Fund had less need to diversify the portfolio as target holdings size was attained.

INVESTMENT LIMITATIONS

      FUNDAMENTAL. The investment limitations described below have been adopted
      ------------
by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e.,
                                                                           ----
they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority of the outstanding shares" of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Fund will not borrow money, except (a) from a
         ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff, and (b) as described in the Prospectus and this SAI.

      3. Underwriting. The Fund will not act as underwriter of securities issued
         -------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Fund will not purchase or sell real estate. This
         ------------
limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Fund will not purchase or sell commodities unless
         ------------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Fund will not make loans to other persons, except (a) by
         ------
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. The Fund will not invest 25% or more of its total assets
         --------------
in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or repurchase agreements with respect thereto.

      8. Diversification. The Fund will not invest in the securities of any
         ----------------
issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired, or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      NON-FUNDAMENTAL. The following limitations have been adopted by the Trust
      ----------------
with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

      1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any
         ---------
manner transfer, as security for indebtedness, any assets of the Fund, except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2. Borrowing. The Fund will not purchase any security while borrowings
         ----------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

      3. Margin Purchases. The Fund will not purchase securities or evidences of
         -----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this SAI.

      5. Illiquid Investments. The Fund will not purchase securities for which there are legal or contractual restrictions on resale and other illiquid securities.

      6. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in small capitalization stocks. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar statement, in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders.

INVESTMENT ADVISOR

      The Fund's Advisor is Corbin & Company, 3113 South University Drive, Suite 500, Fort Worth, Texas 76109. David A. Corbin may be deemed to be a controlling person of the Advisor due to his ownership of shares of the corporation, and his position as Chairman and President of the Advisor.

      Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund.

         The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 7, 2003.

         The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. The Board reviewed comprehensive expense and performance reports prepared by the Fund's administrator, which compared the Fund's performance record, investment advisory fee and total fund expenses to those of selected other investment companies with similar investment objectives, management styles and assets under management. On behalf of the Board, legal counsel to the Trust requested that the Advisor provide the Board with copies of its most recent financial statements, a description of its business and any personnel changes, a description of the compensation received by the Advisor from the Fund, information about the Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a representation from the Advisor that it has not been involved in any material legal proceedings or securities enforcement proceedings. The Trustees reviewed the Fund's performance and noted that it was consistent with the performance of the S&P 500 and its peer group. The Trustees also noted that the Fund's total expenses were consistent with total expenses incurred by its peers. As a result of their considerations, the Trustees, including the Independent Trustees voting separately, unanimously determined that the renewal of the Agreement between the Trust and the Advisor was in the best interests of the Fund and its shareholders.


     The following table describes the advisory fees paid to the Advisor by the Fund for the last three fiscal periods:

                                   ---------------------------------------------------------------------
                                                                            Net Advisory Fees Paid
                                             Fiscal Year Ended
                                   ---------------------------------------------------------------------
                                             October 31, 2002                      $245,955
                                   ---------------------------------------------------------------------
                                             October 31, 2003                      $166,474
                                   ---------------------------------------------------------------------
                                             October 31, 2004                       $79,687
                                   ---------------------------------------------------------------------

ABOUT THE PORTFOLIO MANAGER

     Mr. David Corbin, President of the Advisor, serves as the sole Portfolio Manager for the Fund and, as such, is primarily responsible for making all investment decisions of the Fund ("Portfolio Manager"). As of October 31, 2004, the Portfolio Manager was responsible for the management of the following types of accounts:


     ------------------------ ------------------ ----------------- ------------------------- -----------------------
      ACCOUNT TYPE            NUMBER OF          TOTAL ASSETS      NUMBER OF ACCOUNTS BY     TOTAL ASSETS BY
                              ACCOUNTS BY            BY            TYPE SUBJECT TO A          ACCOUNT TYPE SUBJECT
                              ACCOUNT TYPE       ACCOUNT TYPE      PERFORMANCE FEE           TO A PERFORMANCE FEE
     ------------------------ ------------------ ----------------- ------------------------- -----------------------
     Registered Investment
     Companies
     ------------------------ ------------------ ----------------- ------------------------- -----------------------
     Pooled Investment
     Vehicles
     ------------------------ ------------------ ----------------- ------------------------- -----------------------
     Retail Accounts
     ------------------------ ------------------ ----------------- ------------------------- -----------------------

      The Portfolio Manager is compensated for his services by the Advisor. For the fiscal year ended October 31, 2004, the Portfolio Manager's compensation consisted of a salary, bonuses, deferred compensation, pension and retirement plans and other compensation arrangements.

      As of October 31, 2004, the Portfolio Manager beneficially owned $50,001 to $100,000 in equity securities of the Fund.

      The Advisor retains the right to use the name "Corbin" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Corbin" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

      The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

      The following table provides information regarding the Independent
Trustees.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*,  (DATE OF BIRTH), POSITION WITH FUND  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER  DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Funds since 1995 and AmeriPrime Advisors Trust since July
                                                      2002; Trustee of CCMI Funds since June 2003; Trustee
                                                      of Access Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder of The Rose, Inc., a registered
                                                      investment advisor, since April 1993; Trustee of AmeriPrime
Chairman, December 2004 to present; Independent       Advisors Trust since November 2002 and AmeriPrime Funds since
Trustee, December 2002 to present                     December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President  of  International  Crankshaft  Inc.,  an  automotive equipment  manufacturing  company,  since 2004,  Vice President
Independent Trustee, December 2002 to present         and General  Manager from 1990 to 2003;  Trustee of The Unified
                                                      Funds from 1994 to 2002;  Trustee of Firstar  Select  Funds,  a
                                                      REIT  mutual  fund,  from 1997 to 2000;  Trustee of  AmeriPrime
                                                      Advisors Trust since  November 2002 and AmeriPrime  Funds since
                                                      December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
* The address for each trustee is 431 N. Pennsylvania, Indianapolis, IN 46204.


** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds andUnified Series Trust. The Fund Complex currently consists of 26 series.

      The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times for the year ended December 31, 2004.

      The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.


----------------------------------------------------- ----------------------------------------------------------------
Name, Address*,  (Date of Birth), Position with Fund  Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust                and Other Directorships
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief  Executive  Officer,  Director  and Legal  Counsel of The
                                                      Webb  Companies,  a national real estate  company,  since 2001,
Trustee, December 2002 to present                     Executive  Vice  President  and  Director  from  1990 to  2000;
                                                      Director of First State  Financial since 1998;  Director,  Vice
                                                      President  and Legal Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since 1989;  Trustee of
                                                      AmeriPrime  Advisors  Trust since  November 2002 and AmeriPrime
                                                      Funds  since  December  2002;  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice  President of Unified Fund  Services,  Inc., the
                                                      Trust's  administrator,  since June 2004, Senior Vice President
President, July 2004 to present                       from April 2003 to June 2004;  Senior Vice  President and Chief
                                                      Information  Officer of Unified Financial  Services,  Inc., the
                                                      parent company of the Trust's  administrator  and  distributor, from 1997 to November  2004;  President  of  AmeriPrime  Funds,
                                                      AmeriPrime Advisors Trust, and CCMI Funds since July 2004.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief Financial Officer and Executive Vice President of
                                                      Unified Financial Services, Inc., the parent company of the
Chief Financial Officer and Treasurer, December       Trust's administrator and distributor, since 1989, Director
2002 to present                                       from 1989 to March 2002; Director of Unified Financial
                                                      Securities, Inc., the Trust's distributor, since December
                                                      2004, Chief Financial Officer and Executive Vice President
                                                      since June 1990; Executive Vice President, Treasurer, and
                                                      Chief Financial Officer of Unified Fund Services, Inc., the
                                                      Trust's administrator, since 1990, Director since 2004;
                                                      Treasurer and Chief Financial Officer of AmeriPrime Funds and
                                                      AmeriPrime Advisors Trust since October 2002; Treasurer and Chief
                                                      Financial Officer of CCMI Funds since June 2003; Treasurer of The Unified Funds from 1994 to 2002 and Firstar Select Funds from 1997 to 2000.
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice  President of Unified  Fund  Services,  Inc.,  the Trust's
                                                      administrator,  since December  2003;  Assistant Vice President
Secretary, September 2004 to present                  of U.S.  Bancorp Fund Services LLC from 2000 to December  2003,
                                                      Trust  Officer  from  1998 to  2000;  Secretary  of  AmeriPrime
                                                      Funds,   AmeriPrime   Advisors  Trust,  and  CCMI  Funds  since
                                                      September  2004;  Principal  Accounting  Officer  of  Lindbergh
                                                      Funds from February 2004 to February 2005.
----------------------------------------------------- ----------------------------------------------------------------


----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief  Compliance  Officer  of  AmeriPrime  Funds,   AmeriPrime
                                                      Advisors  Trust,  and CCMI  Funds  since  October  2004;  Chief
Chief Compliance Officer, October 2004 to present     Compliance Officer of Unified Financial  Securities,  Inc., the
                                                      Trust's  distributor,  since  December  2004 and  from  1997 to
                                                      2000, Chairman from 1997 to December 2004,  President from 1997 to 2000;  Director  of  Compliance  of Unified  Fund  Services,
                                                      Inc.,   the  Trust's   administrator,   from  October  2003  to
                                                      September 2004; Chief Compliance  Officer of Unified  Financial
                                                      Services,   Inc.,   the   parent   company   of   the   Trust's
                                                      administrator and distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

      The following table provides information regarding shares of the Funds and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

-------------------------------------- ----------------------------------- -----------------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF SHARES OF ALL
                                          DOLLAR RANGE OF FUND SHARES           FUNDS WITHIN THE FUND COMPLEX*
               TRUSTEE
-------------------------------------- ----------------------------------- -----------------------------------------
Gary E. Hippenstiel                                   None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Ronald Tritschler                                     None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Stephen Little                                        None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Daniel Condon                                         None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

      Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 26 series in the Fund Complex. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex.

==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
                                        COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
       INDEPENDENT TRUSTEES            FROM EACH FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E.  Hippenstiel,  Trustee  and        $1,385                 $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little,  Chairman of the        $1,385                 $0                   $0                $36,000
Board**
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $923                  $0                   $0                $24,000

------------------------------------ -------------------- -------------------- ------------------- ---------------------


==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
   NON-INDEPENDENT TRUSTEES AND         COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
             OFFICERS                  FROM EACH FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $923                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Thomas   G.   Napurano,   CFO   and          $0                   $0                   $0                   $0
Treasurer
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, Secretary                    $0                   $0                   $0                   $0
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $4,310                 $0                   $0              $125,000***
==================================== ==================== ==================== =================== =====================

    * Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

    ** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.

    *** From Fund Complex and the three series in the CCMI Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer, and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

      The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. For the fiscal year ended October 31, 2004 the Advisor did not direct any brokerage transactions to brokers on the basis of research services provided to the Fund by such brokers.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter, and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated by random client selection, grouping discretionary and non-discretionary accounts, and in a manner to reduce custodian transaction costs. For the fiscal years ended October 31, 2002, 2003 and 2004, the Fund paid brokerage commissions of $230,172, $196,746, and $62,166, respectively.

      The Trust and the Adviser have each adopted a Code of Ethics (the "Rule 17j-1 Code") pursuant to Rule 17j-1 of the 1940 Act, and the Adviser's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Fund or the Advisor, free of charge, by calling the Fund at 877-289-4769. You may also obtain copies of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

      The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third-party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, distributor, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to their independent auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. This information is disclosed to third parties under conditions of confidentiality. "Conditions of confidentiality" include: (i) confidentiality clauses in written agreements,
(ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., advisory or custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Typically, third-party service providers are prohibited from entering into personal trades based on portfolio information provided by the Fund based on the provider's code of ethics or fiduciary or regulatory principles. Additionally, the Fund may release portfolio holdings to third-party rating or ranking agencies and data reporting platforms on a periodic basis. These third-party providers may not be subject to conditions of confidentiality or restrictions on personal trading. To the extent that a Fund becomes aware that a third-party is not subject to these restrictions, the Fund will disclose portfolio holdings on a delayed basis (e.g., portfolio holdings previously filed with the SEC or otherwise disclosed to the general public) in an attempt to prevent any misuse of material, non-public information about the Fund's portfolio holdings.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.


PROXY VOTING POLICY

         The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions. The Advisor's policy provides that generally Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders' best interests. Non-routine votes are reviewed on a case-by-case basis.

         You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling (800) 431-1716 to request a copy from the Proxy Voting Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn:
Proxy Voting Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

      The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price) see "Determination of Net Asset Value" in the Prospectus.

         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Fund's fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an independent trustee if good faith pricing issues arise. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

         The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

               Net Assets                     =   Net Asset Value Per Share
              ---------------------
               Shares Outstanding

         An example of how the Fund calculated its net asset value per share as of the fiscal year ended October 31, 2004 is as follows:

                           $3,942,209        =  $8.20
                          ------------
                             480,651

         For additional information about the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

REDEMPTION IN-KIND
------------------

         The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

ADDITIONAL TAX INFORMATION

         The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. At October 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,882,113 which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:



   Year of Expiration                  Amount
--------------------------     -----------------
          2009                        $ 226,494
          2011                        $ 847,348
          2012                      $ 1,808,271

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

INVESTMENT PERFORMANCE


         The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

      The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

      "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

1.     Average Annual Total Return (After Taxes on Distributions):

                  P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes on
                                    redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or stated ten years, the time period since the date of the initial public offering of shares will be substituted for the periods.

2. Average Annual Total Return (After Taxes on Distributions and Redemption as defined by the SEC is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value according to the following formula:

                  P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical
                                    $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period and that. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell 2000 Index or the S&P 600 Small-Cap Index.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc., or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

STATUS AND TAXATION OF THE FUND

         The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock, securities, or foreign currencies) (the "Income Requirement");
o Diversify its investments in securities within certain statutory limits; and

o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, and 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1667 per month for assets up to $50 million). Unified began providing fund accounting services to the Predecessor Fund on November 1, 1998.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month).

     For its transfer agency, fund accounting and administrative services, Unified received the following fees from the Advisor during the fiscal year ended October 31, 2004:

                             -------------------------- ------------------------- ------------------------
                               TRANSFER AGENCY FEES       FUND ACCOUNTING FEES      ADMINISTRATIVE FEES
                             -------------------------- ------------------------- ------------------------
                                      $17,681                   $16,667                   $16,667
                             -------------------------- ------------------------- ------------------------

ACCOUNTANTS

     The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250 Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2005. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. ("UFS"), the parent of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004. You can obtain the Annual Report without charge upon written request or by calling the Fund at 1-800-924-6848.

                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND



                                   PROSPECTUS

                                February 25, 2005



Dreman Value Management, LLC
520 East Cooper Avenue
Suite 230-4
Aspen, CO 81611
(800) 247-1014

















         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


DREMAN HIGH OPPORTUNITY LARGE CAP VALUE FUND...................................1
         RISK/RETURN SUMMARY...................................................1
         HOW HAS THE FUND PERFORMED IN THE PAST................................2
         RISK RETURN SUMMARY...................................................4

DREMAN HIGH OPPORTUNITY MID CAP VALUE FUND.....................................4
         HOW HAS THE FUND PERFORMED IN THE PAST................................5

DREMAN CONTRARIAN SMALL CAP VALUE FUND.........................................7
         RISK/RETURN SUMMARY...................................................7
         HOW HAS THE FUND PERFORMED IN THE PAST................................8

FEES AND EXPENSES OF INVESTING IN THE FUNDS...................................10

GENERAL INVESTMENT STRATEGIES AND RELATED RISKS...............................11

HOW TO BUY SHARES.............................................................12

HOW TO REDEEM SHARES..........................................................14

DETERMINATION OF NET ASSET VALUE..............................................17

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................17

MANAGEMENT OF THE FUNDS.......................................................19

FINANCIAL HIGHLIGHTS..........................................................21

PRIVACY POLICY................................................................22

FOR MORE INFORMATION..................................................BACK COVER

                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

         The investment objective of the Dreman Contrarian Large Cap Value Fund ("Large Cap Fund") is total return.

PRINCIPAL STRATEGIES

         The Large Cap Fund invests primarily in common stocks of large capitalization companies that pay relatively high dividends and that have intrinsic value in the opinion of the Fund's advisor, Dreman Value Management, LLC. The Large Cap Fund typically will invest in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P 500(R) Index. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength, strong management and generous dividend yields that are selling below their intrinsic value. Under normal circumstances, the Large Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of large capitalization companies. This investment policy may not be changed without at least 60 days' notice to Large Cap Fund shareholders. While the Large Cap Fund normally will invest in dividend-paying stocks, the Fund also may acquire stocks that do not pay dividends in anticipation of market appreciation or future dividends. The Large Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (ADRs). The Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Large Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Large Cap Fund also may purchase or sell (write) options on stocks and index futures. The Fund intends to remain substantially invested in equity securities. However, the Large Cap Fund may invest up to 20% of its assets in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     o VALUE RISK. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
     o MANAGEMENT RISK. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Large Cap Fund's overall performance may suffer.
     o LARGE CAP RISK. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Large Cap Fund's share price may not rise as much as share prices of funds that focus on smaller capitalization companies.
     o FOREIGN RISK. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Large Cap Fund's investments in a foreign country.
     o DERIVATIVES RISK. Options and futures in the Large Cap Fund's portfolio involve higher risk and may subject the Large Cap Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.
     o SECTOR RISK. To the extent that the Large Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Large Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
     o THE FUND IS NOT A COMPLETE INVESTMENT PROGRAM. As with any mutual fund investment, the Large Cap Fund's returns will vary and you could lose money.


IS THE FUND RIGHT FOR YOU?

      The Large Cap Fund may be a suitable investment for:
   o  long term investors seeking a fund with a total return investment strategy
   o  investors willing to accept price fluctuations in their investment
   o investors who can tolerate the general risks associated with common stock investments


HOW HAS THE FUND PERFORMED IN THE PAST?

      The bar chart and performance table below show the variability of the Large Cap Fund's returns, which is one indicator of the risks of investing in the Large Cap Fund. The chart shows changes in the Large Cap Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. The Large Cap Fund commenced operations on November 4, 2003, and, as such, has performance results for only one year. Of course, the Large Cap Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                        YEAR-BY-YEAR ANNUAL TOTAL RETURN
                                OF LARGE CAP FUND
                     (FOR THE YEAR ENDED DECEMBER 31, 2004)


                                [GRAPH OMITTED]

                                2004  -   12.65%


         During the period shown in the bar chart above, the highest return for a quarter was 12.65% (quarter ending December 31, 2004) and the lowest return for a quarter was 1.03% (quarter ending March 31, 2004).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                                                    SINCE INCEPTION
THE LARGE CAP FUND                                                 1 YEAR          (NOVEMBER 4, 2003)
                                                                   ------          ------------------
     Return Before Taxes                                           11.52%                17.68%
     Return After Taxes on Distributions(1)                        11.91%                17.02%
     Return After Taxes on Distributions and Sale of Fund
     Shares(1)                                                      7.14%                14.68%
S&P 500 Index (reflects no deductions for fees, expenses
and taxes)2                                                        10.83%               278.78%

   (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (2) The S&P 500 Index is a widely recognized unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is representative of a broader market and range of securities than is found in the Fund's portfolio.

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                               RISK RETURN SUMMARY

INVESTMENT OBJECTIVE

         The investment objective of the Dreman Contrarian Mid Cap Value Fund (the "Mid Cap Fund") is long-term capital appreciation.

PRINCIPAL STRATEGIES

         The Mid Cap Fund invests primarily in common stocks of medium capitalization companies that have intrinsic value in the opinion of the Mid Cap Fund's advisor. The Mid Cap Fund typically invests in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P Mid-Cap 400(R) Index. The market capitalization of companies listed on the S&P Mid Cap Index currently ranges from $0.26 billion to $11.26 billion. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value. Under normal circumstances, the Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid-capitalization companies. This investment policy may not be changed without at least 60 days' notice to Mid Cap Fund shareholders. The Mid Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs. The Mid Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Mid Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Mid Cap Fund also may purchase or sell (write) options on index futures. The Mid Cap Fund intends to remain substantially invested in equity securities. However, the Mid Cap Fund may invest up to 20% of its assets in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     o VALUE RISK. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

     o MANAGEMENT RISK. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Mid Cap Fund's overall performance may suffer.

     o MID CAP RISK. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
     o FOREIGN RISK. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country.

     o DERIVATIVES RISK. Options and futures in the Mid Cap Fund's portfolio involve higher risk and may subject the Mid Cap Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the Mid Cap Fund.
     o SECTOR RISK. To the extent that the Mid Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Mid Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
     o PORTFOLIO TURNOVER RISK. The Mid Cap Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Mid Cap Fund's performance.
     o THE FUND IS NOT A COMPLETE INVESTMENT PROGRAM. As with any mutual fund investment, the Mid Cap Fund's returns will vary and you could lose money.

Is the Fund right for you?

      The Mid Cap Fund may be a suitable investment for:
   o long term investors seeking a fund with a long-term capital appreciation investment strategy
   o  investors willing to accept price fluctuations in their investment
   o investors who can tolerate the general risks associated with common stock investments


HOW HAS THE FUND PERFORMED IN THE PAST?

         The bar chart and performance table below show the variability of the Mid Cap Fund's returns, which is one indicator of the risks of investing in the Mid Cap Fund. The chart shows changes in the Fund's returns and the table shows how the Mid Cap Fund's average annual total returns compare over time to those of a broad-based securities market index. The Mid Cap Fund commenced operations on December 31, 2003, and, as such, has performance results for only one year. Of course, the Mid Cap Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                        YEAR-BY-YEAR ANNUAL TOTAL RETURN
                                 OF MID CAP FUND
                     (FOR THE YEAR ENDED DECEMBER 31, 2004)

                                [GRAPH OMITTED]

                        2004            20.27%

During the period shown in the bar chart above, the highest return for a quarter was 20.27% (quarter ending December 31, 2004) and the lowest return for a quarter was 4.60% (quarter ending March 31, 2004).
                           AVERAGE ANNUAL TOTAL RETURN
                    (for the periods ended December 31, 2004)

                                                                                                 SINCE INCEPTION
              THE MID CAP FUND                                             1 YEAR               (DECEMBER 31, 2003)
                                                                           ------                ------------------
                   Return Before Taxes                                     19.07%                   19.13%
                   Return After Taxes on Distributions(1)                  19.58%                   19.64%
                   Return After Taxes on Distributions and
                      Sale of Fund Shares(1)                               12.04%                   15.71%

              S&P Mid Cap 400 Index2                                       16.48%                   14.61%
              (index reflects no deduction for fees, expenses,
              or taxes)

               (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

              (2) The S&P Mid Cap 400 Index is a widely recognized unmanaged index of equity prices that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index Mid-Cap 400 Index is representative of a broader market and range of securities than is found in the Mid Cap Fund's portfolio.

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

         The investment objective of the Dreman Contrarian Small Cap Value Fund (the "Small Cap Fund") is long-term capital appreciation.

PRINCIPAL STRATEGIES

         The Small Cap Fund invests primarily in common stocks of small capitalization companies that have intrinsic value in the opinion of the advisor. The Small Cap Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000(R) Value Index. The market capitalization of companies listed on the Russell 2000 Value Index currently ranges from $100 million to $2 billion. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value. Under normal circumstances, the Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small capitalization companies. This investment policy may not be changed without at least 60 days' notice to Small Cap Fund shareholders. The Small Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs. The Small Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Small Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Small Cap Fund also may purchase or sell (write) options on index futures. The Small Cap Fund intends to remain substantially invested in equity securities. However, the Small Cap Fund may invest in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     o VALUE RISK. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

     o MANAGEMENT RISK. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Small Cap Fund's overall performance may suffer.
     o SMALL CAP RISK. To the extent the Fund invests in smaller capitalization companies, the Small Cap Fund will be subject to additional risks. These include:

             o The earnings and prospects of smaller companies are more volatile than larger companies.
             o Smaller companies may experience higher failure rates than do larger companies.
             o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
             o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

     o FOREIGN RISK. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Small Cap Fund's investments in a foreign country.
     o DERIVATIVES RISK. Options and futures in the Small Cap Fund's portfolio involve higher risk and may subject the Small Cap Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Small Cap Fund.
     o SECTOR RISK. To the extent that the Small Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Small Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
     o THE FUND IS NOT A COMPLETE INVESTMENT PROGRAM. As with any mutual fund investment, the Small Cap Fund's returns will vary and you could lose money.

Is the Fund right for you?

      The Small Cap Fund may be a suitable investment for:
      o long term investors seeking a fund with a long-term capital appreciation investment strategy
      o investors willing to accept greater price fluctuations associated with investments in smaller companies
      o investors who can tolerate the greater risks associated with small company stock


HOW HAS THE FUND PERFORMED IN THE PAST?

         The bar chart and performance table below show the variability of the Small Cap Fund's returns, which is one indicator of the risks of investing in the Small Cap Fund. The chart shows changes in the Small Cap Fund's returns and the table shows how the Small Cap Fund's average annual total returns compare over time to those of a broad-based securities market index. The Small Cap Fund commenced operations on December 31, 2003, and, as such, has performance results for only one year. Of course, the Small Cap Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                        YEAR-BY-YEAR ANNUAL TOTAL RETURN
                                OF SMALL CAP FUND
                     (FOR THE YEAR ENDED DECEMBER 31, 2004)

                                [GRAPH OMITTED]

                        2004            29.59%

         During the period shown in the bar chart above, the highest return for a quarter was 29.59% (quarter ending December 31, 2004) and the lowest return for a quarter was 7.50% (quarter ending March 31, 2004).

                           AVERAGE ANNUAL TOTAL RETURN
                    (for the period ended December 31, 2004)
                                                                                                 SINCE INCEPTION
              THE SMALL CAP FUND                                               1 YEAR           (DECEMBER 31, 2003)
                                                                               ------           -------------------
                   Return Before Taxes                                         28.30%                28.39%
                   Return After Taxes on Distributions(1)                      28.79%                28.88%
                   Return After Taxes on Distributions and
                      Sale of Fund Shares(1)                                   18.04%                23.52%

              RUSSELL 2000 VALUE INDEX2                                         5.75%                 5.75%
              (index reflects no deduction for fees, expenses, or
              taxes)

               (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

               (2) The Russell 2000 Value Index is a widely recognized unmanaged index of equity prices that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is representative of a broader market and range of securities than is found in the Small Cap Fund's portfolio.

               FEES AND EXPENSES OF INVESTING IN THE FUNDS

The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES (fees paid directly from your investment)             Large Cap        Mid Cap        Small Cap
                                                                       ---------        -------        ---------
Maximum Sales Charge (Load) Imposed on Purchases                       NONE             NONE           NONE
Maximum Deferred Sales Charge (Load)                                   NONE             NONE           NONE
Redemption Fee1, 2                                                     1.00%            1.00%          1.00%
Exchange Fee                                                           NONE             NONE           NONE


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)    Large Cap       Mid Cap       Small Cap
                                                                                ---------       -------       ---------
Management Fees                                                                  0.75%           0.85%          0.95%

Distribution (12b-1) Fees3                                                       0.25%           0.25%          0.25%
Other Expenses                                                                   2.12%          10.70%         10.99%
Total Annual Fund Operating Expenses (Before Waiver)                             3.12%          11.80%         12.19%
Fee Waiver4                                                                     (1.57%)        (10.15%)       (10.44%)
Net Expenses                                                                     1.55%           1.65%          1.75%

1 A $15 wire transfer fee is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
2 The Funds are intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund costs, each Fund charges a 1.00% early redemption fee on shares redeemed less than one year after they are purchased. The Funds may waive this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.
3 The advisor currently is waiving the 12b-1 fee of 0.25% for each Fund, which results in Total Annual Operating Expenses after waiver and reimbursement of 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. This 12b-1 fee waiver is voluntary and may be discontinued at any time. It is currently anticipated that this waiver may only continue through mid-2005.
4 The advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividends expense on securities sold short), taxes and extraordinary expenses, do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007. The Funds have agreed to repay any expenses reimbursed and/or waived in the first, second and third fiscal years following the year ending October 31, 2007, to the extent the total expenses of the applicable Fund for any such year or years do not exceed the applicable average daily net asset percentage set forth above or any lower expense limitation or limitations to which the Funds' advisor may otherwise agree.

Example:

Based on the costs above, this example helps you compare the expenses of a Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for at least one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

-----------------------------------------------------------------------------------------------------------
                         1 Year            3 Years            5 Years             10 Years
-----------------------------------------------------------------------------------------------------------
   Large Cap Fund         $158              $490               $1,193              $3,072
-----------------------------------------------------------------------------------------------------------
   Mid Cap Fund           $168              $520               $2,951              $7,722
-----------------------------------------------------------------------------------------------------------
   Small Cap Fund         $178              $551               $3,045              $7,871
-----------------------------------------------------------------------------------------------------------

                 GENERAL INVESTMENT STRATEGIES AND RELATED RISKS

VALUE STOCKS. The Funds' advisor is a deep value contrarian investor that focuses on finding bargains - temporarily depressed or overlooked stocks that the market has misjudged as to future prospects. For example, securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, its industry or the stock market in general, or as a result of market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. However, the advisor does not focus exclusively on the "cheapness" of the stock. The advisor will apply careful and sophisticated analytical techniques to each stock in the low P/E universe to identify those with fundamental financial strength. The advisor also will seek to limit the risks of investing in a Fund by avoiding the deceptively appealing fad of the day. The advisor believes that buying securities at a price that is below their true worth may achieve greater returns for a Fund than those generated by paying premium prices for companies currently in favor in the market.

The advisor typically will sell a stock when the advisor believes that its price is unlikely to go higher, its fundamental factors have changed, or other investments offer better opportunities. The advisor will seek to avoid the common mistake of "overstaying," or watching the price of a particular stock move sharply higher only to see it nosedive thereafter.

FOREIGN STOCKS. Each Fund may invest in foreign stocks, typically limited to ADRs. ADRs are U.S. dollar-denominated certificates issued by U.S. banks that evidence ownership of shares of a foreign company and are alternatives to the direct purchase of the underlying foreign stock. Securities of foreign companies may be riskier than securities of U.S. companies.

OPTIONS AND FUTURES. Each Fund may purchase or sell (write) options on stocks and index futures. Options are a type of derivative that give the purchaser the right, or the writer the obligation, to buy or sell an asset at a predetermined price in the future. Each Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. Futures are a type of derivative used to manage or hedge risk by enabling the Fund to buy or sell an asset in the future at an agreed-upon price. Risks associated with derivatives include: the derivative is not well correlated with the security or index for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a Fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose a Fund to the effect of leverage, which could increase the Fund's exposure to the market and potential losses that it could have if it had not entered into these transactions.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES. The investment objective of a Fund may be changed without shareholder approval. As described above, each Fund will invest at least 80% of its assets (including borrowings for investment purposes) in large, mid, or small capitalization companies, as implied by the Fund's name. This investment policy may not be changed without at least 60 days prior written notice in plain English to shareholders.

TEMPORARY DEFENSIVE MEASURES. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, a Fund may hold up to 100% of its assets in short-term U.S. Government securities, money market instruments, shares of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. Each Fund may also invest in these instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

NOT FIDC INSURED. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                HOW TO BUY SHARES

         To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

         The minimum initial investment in a Fund is $2,500 and minimum subsequent investments are $1,000. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or other intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

         BY MAIL - To be in proper form, your initial purchase request must include:
         o a completed and signed investment application form (which accompanies this Prospectus); and
         o a check (subject to the minimum amounts) made payable to the appropriate Fund.

         Mail the application and check to:

                           U.S. MAIL:       Dreman Contrarian Value Funds
                                            c/o Unified Fund Services, Inc.
                                            P.O. Box 6110 Indianapolis, Indiana
                                            46206-6110

                           OVERNIGHT:       Dreman Contrarian Value Funds
                                            c/o Unified Fund Services, Inc.
                                            431 North Pennsylvania Street
                                            Indianapolis, Indiana 46204

BY WIRE - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the

Funds' transfer agent, at 800-247-1014 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Huntington National Bank
         ABA #0440-0002-4
         Attn: Dreman Contrarian Fund
         Account Name _________________(write in shareholder name) For the Account # ______________(write in account number) D.D.A.#: 01892240200

         You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and it transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but a Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of a Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

         -your name
         -the name of your account(s)
         -your account number(s)
         -the name of the appropriate Fund
         -a check made payable to the appropriate Fund

Checks should be sent to the appropriate Fund at the address listed under the heading "Initial Purchase - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

         You may make regular investments in any Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

         Since the Funds are oriented to longer-term investors, each Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of a Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Funds' transfer agent at 800-247-1014 about the IRA custodial fees.

DISTRIBUTION PLAN

         Each Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each Fund's plan, the Fund can pay a fee of up to 0.25% of the Fund's average daily net assets to the advisor or certain broker-dealers, investment advisors, banks or other financial institutions to help defray the cost of servicing Fund shareholders. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges.

OTHER PURCHASE INFORMATION

         The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in any Fund. Checks must be made payable to the appropriate Fund. The Funds and their transfer agent will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp.

         The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer, which fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, that Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         MARKET TIMERS REDEMPTION FEE - Each Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of a Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Funds. A 1.00% short-term redemption fee will be assessed by each Fund against investment proceeds withdrawn within one year of investment. The proceeds collected from redemption fees will be used for the benefit of existing shareholders. Redemption fees may be waived at the sole discretion of the Funds' advisor for mandatory retirement withdrawal and systematic withdrawal plans, and in certain other circumstances, such as death or a change in the investor's asset allocation. No exceptions will be granted to persons believed to be "market-timers."

         While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to detect market timers. Each Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

         BY MAIL - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

         U.S. MAIL:        Dreman Contrarian Value Funds c/o Unified Fund
                           Services, Inc.
                           P.O. Box 6110 Indianapolis, Indiana 46206-6110


         OVERNIGHT:        Dreman Contrarian Value Funds
                           c/o Unified Fund Services, Inc.
                           431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

      Your request for a redemption must include your letter of instruction, including the applicable Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 800-247-1014 if you have questions. At the discretion of the Funds or their transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

      BY TELEPHONE - You may redeem any part of your account in a Fund by calling the Fund's transfer agent at 800-247-1014. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Funds' transfer agent at 800-247-1014. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period. All shares of a Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.


                        DETERMINATION OF NET ASSET VALUE

        The price you pay for your shares is based on a Fund's net asset value per share ("NAV"). The NAV is calculated for each Fund at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form.

         Each Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short-term traders.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         DIVIDENDS AND DISTRIBUTIONS. Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Each Fund expects that its distributions will consist primarily of capital gains.

         TAXES. Investment income distributed by a Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed in the chart below. Dividends normally will be distributed by each Fund on an annual basis.

         Each Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts under the recent Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"):

               TYPE OF TRANSACTION                                           TAX STATUS
               -------------------                                           ----------

        Qualified dividend income                               Generally maximum 15% on non-corporate
                                                                taxpayers
        Net short-term capital gain                             Ordinary income rate
        distributions
        Net long-term capital gain                              Generally maximum 15% on non-corporate
        distributions                                           taxpayers*
        Sales of shares (including                              Gains taxed at generally maximum 15% on
        redemptions) owned more than one                        non-corporate taxpayers*
        year
        Sales of shares (including                              Gains are taxed at the same rate as ordinary
        redemptions) owned for one year or                      income; losses are subject to special rules
        less

   *For gains realized between May 6, 2003 and December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to "qualified dividend income" from the Fund's investment in common and preferred stock of U.S. and foreign companies, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from the investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on the shares.

         If you are a non-corporate shareholder and if your Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, a Fund must withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

         BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.


                             MANAGEMENT OF THE FUNDS

         Dreman Value Management, LLC, 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as investment advisor to the Funds. The advisor was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in the advisor, which is 100% employee-owned. The advisor provides investment advice to separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. The advisor also provides investment subadvisory services to ten other mutual funds. As of December 31, 2004, the advisor managed approximately $12.5 billion in assets. For its advisory services, the advisor is paid a fee at the annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. The advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses, do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007.

PORTFOLIO MANAGERS. The investment decisions for each Fund are made by the adviser's investment team of the advisor, which is primarily responsible for the day-to-day management of the Funds' portfolio. The members of the investment team are:

         DAVID N. DREMAN. Although members of the adviser's investment team are jointly and primarily responsible for making investment recommendations, Mr. David Dreman will make the final determination with respect to all investment decisions for the Funds. Mr. Dreman is the Chairman and Chief Investment Officer of the advisor. Mr. Dreman began his investment career in 1957. He is one of the pioneers of contrarian value investing, a disciplined, low P/E approach to stock selection that the advisor has been applying without style drift for over 20 years.

         NELSON P. WOODARD. Mr. Woodard is a Managing Director and Senior Portfolio Manager and has been with Dreman Value Management LLC since its inception. Mr. Woodard has a BA in Mathematics and Economics and an MA in Economics as well as a Ph.D. in Econometrics and Public Finance from the University of Virginia. He was Vice President of

Asset Allocation and Quantitative Analysis at Prudential Investments from July 2000 through November 2001. From January 1997 to July of 2000, he was a Managing Director of Dreman Value Management. Prior to joining Dreman, he was a Director of the Quantitative Finance program at the College of Business at James Madison University from 1993 to 1996 and an Instructor at the Anderson School of Management at the University of New Mexico from 1989 to 1992. Previously, Mr. Woodard had been the Director of Research at Investment Strategy Management in Charlottesville, Virginia. From 1985-1995 he served as a consultant for Dreman Value Advisors, Inc. and as a Research Fellow for the Dreman Foundation.

         LEONID SHIMUNOV. Mr. Shimunov joined Dreman Value Management in early 2003. Prior to joining the firm, Mr. Shimunov was employed as an Equity Analyst with Morgan Stanley, concentrating on Healthcare and Technology industries. He is a Vice President of the adviser and is a member of the Investment Policy Committee. Mr. Shimunov was awarded a Bachelor of Science in Finance degree, summa cum laude by St. John's University in 1999.

         The Funds' Statement of Additional Information provides the following additional information about the Funds' portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio managers' ownership of shares of the Funds.

         The advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

                              FINANCIAL HIGHLIGHTS

      The following table is intended to assist you to better understand each Fund's financial performance since its inception through the fiscal year ended October 31, 2004. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Cohen McCurdy, Ltd., whose report, along with the each Fund's financial statements, is included in the Annual Report, which is available upon request without charge.

DREMAN CONTRARIAN FUNDS
FINANCIAL HIGHLIGHTS
                                                              DREMAN                  DREMAN                   DREMAN
                                                            CONTRARIAN              CONTRARIAN               CONTRARIAN
                                                             LARGE CAP                MID CAP                SMALL CAP
                                                            VALUE FUND              VALUE FUND               VALUE FUND
                                                         ------------------      ------------------      -------------------

                                                           PERIOD ENDED            PERIOD ENDED             PERIOD ENDED
                                                         OCTOBER 31, 2004   (A)  OCTOBER 31, 2004   (B)   OCTOBER 31, 2004   (B)
                                                         ------------------      ------------------      -------------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                      $         10.00         $         10.00          $         10.00
                                                         ------------------      ------------------      -------------------
Income from investment operations

  Net investment income (loss)                                       0.15                    0.01                   (0.03)

  Net realized and unrealized gain (loss)                            0.88                    0.67                    1.51
                                                         ------------------      ------------------      -------------------
Total from investment operations
                                                                     1.03                    0.68                    1.48
                                                         ------------------      ------------------      -------------------
Net asset value, end of period                             $        11.03          $        10.68          $        11.48
                                                         ==================      ==================      ===================

TOTAL RETURN (C)                                                   10.30%                   6.80%                   14.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                             $      5,181            $         801           $          861
Ratio of expenses to average net assets (d) (e)                     1.55%                   1.65%                    1.75%
Ratio of expenses to average net assets
   before waiver & reimbursement (d)                                3.12%                  11.80%                   12.19%
Ratio of net investment income to
   average net assets (d)                                           1.38%                   0.16%                  (0.32)%
Ratio of net investment income to average
   net assets before waiver & reimbursement (d)                    (0.19)%                 (9.99)%                 (10.75)%
Portfolio turnover rate                                            13.48%                 125.34%                   72.10%

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004.
(b) For the period December 31, 2003 (commencement of operations) to October 31, 2004.
(c) Not annualized and excluding sales charge.
(d) Annualized.
(e) The advisor is not contractually obligated to reimburse 12b-1 expenses.

                                 PRIVACY POLICY

         The following is a description of each Fund's policies regarding disclosure of nonpublic personal information that you provide to it or that it collects from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

         CATEGORIES OF INFORMATION THE FUND COLLECTS. A Fund collects the following nonpublic personal information about you:

      o Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

      o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         CATEGORIES OF INFORMATION THE FUND DISCLOSES. No Fund will disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. Each Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         CONFIDENTIALITY AND SECURITY. Each Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. Each Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

         Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affect each Fund's performance results as of the Fund's latest semi-annual or annual periods.

         Call the Funds at 800-247-1014 to request free copies of the SAI and the Funds' annual report and semi-annual reports, to request other information about the Funds and to make shareholder inquiries. The Funds are currently developing a web site at which the Funds intend to provide the SAI and annual and semi-annual reports, free of charge. The web site information will be provided to Fund shareholders as soon as such information is available.

         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and
                                                    ------------------
copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.





















Investment Company Act #811-21237

                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND











                       STATEMENT OF ADDITIONAL INFORMATION


                                February 25, 2005









      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Dreman Contrarian Large Cap Value Fund, Dreman Contrarian Mid Cap Value Fund and Dreman Contrarian Small Cap Value Fund (collectively, the "Funds"), dated February 25, 2005. This SAI incorporates by reference the Dreman Family of Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004. A free copy of the Funds' Prospectus or Annual Report can be obtained by writing Unified Fund Services, Inc., the Funds' transfer agent, at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 800 - 247-1014.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE TRUST AND FUNDS.............................................3

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK
CONSIDERATIONS.................................................................4

INVESTMENT LIMITATIONS........................................................13

INVESTMENT ADVISOR............................................................15

TRUSTEES AND OFFICERS.........................................................18

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................20

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................23

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................24

PROXY VOTING POLICY...........................................................25

DETERMINATION OF NET ASSET VALUE..............................................26

REDEMPTION IN-KIND............................................................27

ADDITIONAL TAX INFORMATION....................................................28

INVESTMENT PERFORMANCE........................................................28

STATUS AND TAXATION OF THE FUNDS..............................................30

CUSTODIAN.....................................................................32

FUND SERVICES.................................................................32

ACCOUNTANTS...................................................................33

DISTRIBUTOR...................................................................33

DISTRIBUTION PLAN.............................................................33

FINANCIAL STATEMENTS..........................................................34

DESCRIPTION OF THE TRUST AND FUNDS

      Dreman Contrarian Large Cap Value Fund (the "Large Cap Fund"), Dreman Contrarian Mid Cap Value Fund (the "Mid Cap Fund"), and Dreman Contrarian Small Cap Value Fund (the "Small Cap Fund") (each a "Fund" and, collectively the "Funds") were organized as diversified series of Unified Series Trust (the "Trust") on September 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are series of funds currently authorized by the Trustees. The investment advisor to each Fund is Dreman Value Management, LLC (the "Advisor"). The Large Cap Fund commenced operations on November 4, 2003, and the Mid Cap Fund and Small Cap Fund each commenced operations on December 31, 2003.

      The Funds do not issue share certificates. Shares of each Fund are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of a Fund's shareholders.

      For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of Fund assets, see "Determination of Net Asset Value" in the Funds' Prospectus and this SAI.

      Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

      Customer orders will be priced at a Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Each Fund's initial annual report contains additional performance information and will be made available to investors upon request and without charge.


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a discussion of some of the investments the Funds may make and some of the techniques they may use.

      A. Equity Securities. The Large Cap Fund will invest at least 80% of its
         ------------------
assets (including borrowings for investment purposes) in equity securities of large capitalization companies that are similar in market size to the companies of the S&P 500 Index. The Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid capitalization companies that are similar in market size as those in the S&P Mid-Cap 400 Index. The Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small companies similar in market size as those in the Russell 2000 Index. Each Fund will invest principally in a diversified portfolio of equity securities of companies that the Advisor believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. Each Fund may also invest in initial public offerings. The Fund will invest in equity securities that offer unique investment values. The criterion used to identify such stocks include below average P/E, price-to-book, price-to-cash flow ratios and above average dividend yields.

      B. Fixed Income Securities. Each Fund intends to remain substantially
         ------------------------
invested in equity securities; however a Fund may invest in fixed income securities if the Advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities. Fixed income securities include corporate debt securities, convertible debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

      C. Convertible Securities. A convertible security is a bond, debenture,
         -----------------------
preferred stock or other security that may be converted into, or exchanged for, a prescribed amount of common stock. Each Fund will invest no more than 20% of its assets in debt securities. Each Fund may invest in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

      In the past, economic downturns or an increase in interest rates have under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

      The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were enacted that required that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower-rated securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

      If the rating of a security by S&P or Moody's drops below B, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting a Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

         D. Preferred Stock. Preferred stock has a preference in liquidation
            ----------------
(and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics.

Preferred stocks may be rated by Standard & Poor's Corporation ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for a Fund. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         E. Repurchase Agreements. A repurchase agreement is a short term
            ----------------------
investment in which the purchaser (i.e., a Fund) acquires ownership of an
                                   ----
obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.

         F. Reverse Repurchase Agreements. Each Fund may borrow funds for
            ------------------------------
temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the Advisor. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

         G. Foreign Securities. Each Fund may invest up to 20% of its assets in
            -------------------
foreign securities, typically limited to ADRs. ADRs are U.S. dollar-denominated certificates issued by U.S. banks that evidence ownership of shares of a foreign company and are alternatives to the direct purchase of the underlying foreign stock. Investing in foreign securities involves certain special considerations which are not typically associated with investing in U.S. securities, and which may favorably or unfavorably affect a Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market. In addition, securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater in those markets than in the U.S. In all cases, the Advisor will endeavor to achieve the most favorable net results on its portfolio transactions.

         H. Strategic Transactions and Derivatives. Each Fund may utilize
            ---------------------------------------
various investment strategies as described below for a variety of purposes, such as hedging various market risks or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

         In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity indices and other instruments, and purchase and sell futures contracts and options thereon (collectively, "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a Fund, and a Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures to limit leveraging of the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic

Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

         1. Options on Securities Indices. Each Fund may purchase and sell call
            ------------------------------
and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

         2. General Characteristics of Options. Put options and call options
            -----------------------------------
typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a Fund's assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

                  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. Each Fund is authorized to purchase and sell exchange listed options. However, the Funds may not purchase or sell over-the-counter options, which are considered illiquid by the SEC staff. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

                  With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

                  A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

                  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

                  If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase its income. The sale of put options can also provide income.

                  A Fund may purchase and sell call options on equity securities (including convertible securities) that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts. All calls sold by a Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

                  A Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices. A Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

         3. General Characteristics of Futures. Each Fund may enter into futures
            -----------------------------------
contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

                  A Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

                  A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 15% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 15% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

         4. Use of Segregated and Other Special Accounts. Many Strategic
            ---------------------------------------------
Transactions, in addition to other requirements, require that a Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require it to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require it to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

                  OCC-issued and exchange-listed index options will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option.

                  In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

                  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets, if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

         I. Warrants. Each Fund may invest in warrants. The holder of a warrant
            ---------
has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

         J. Corporate Debt Securities. Each Fund may invest in corporate debt
            --------------------------
securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Investments in corporate debt securities involve both credit and interest rate risk. The value of fixed-income securities will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt securities generally offer less current yield than securities of lower quality, but lower quality securities generally have less liquidity, greater credit and market risk and, as a result, more price volatility. Longer-term bonds are, however, generally more volatile than bonds with shorter maturities.

         K. Lower Quality Debt Securities. Each Fund may invest up to 10% of its
            ------------------------------
assets in lower-rated securities or comparable unrated securities. These securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

             Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

             Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor's research and credit analysis are an integral part of managing any securities of this type held by a Fund. In considering investments for a Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

         L. Rule 144A Securities. Each Fund may invest in Rule 144A securities
            ---------------------
that the Advisor determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restrictions on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Funds' illiquid securities policy, which prohibits the Funds from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. In determining the liquidity of such securities, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting
 ----
offers and the mechanics of the transfer).

         M. Portfolio Turnover. Although the Funds generally will not invest for
            -------------------
short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. A Fund's portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The turnover rates for the Large Cap Fund, Mid Cap Fund and Small Cap Fund for the fiscal year ended October 31, 2004 were 13.48%, 125.34% and 72.10%, respectively. The Mid Cap Fund experienced a high turnover rate because the portfolio manager rebalanced the Fund's portfolio to maintain compliance with its investment parameters and to keep the portfolio characteristics in line with its benchmark. The Advisor expects that the turnover rate will be lower in subsequent periods.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted
      ------------
by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the
----
outstanding shares of each Fund. As used in the Prospectus and this SAI, the term "majority of the outstanding shares" of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Funds will not borrow money, except (a) from a
         ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Funds will not issue senior securities. This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

      3. Underwriting. The Funds will not act as underwriter of securities
         -------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Funds will not purchase or sell real estate. This
         ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Funds will not purchase or sell commodities unless
         ------------
acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Funds will not make loans to other persons, except (a) by
         ------
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. Each Fund will not invest 25% or more of its total
         --------------
assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      8. Diversification. With respect to 75% of its total assets, a Fund will
         ----------------
not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust
      ----------------
with respect to each Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

         1. Pledging. No Fund will mortgage, pledge, hypothecate or in any
            ---------
manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. No Fund will purchase any security while borrowings
            ----------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

         3. Margin Purchases. No Fund will purchase securities or evidences of
            -----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Illiquid Investments. No Fund will purchase securities for which
            ---------------------
there are legal or contractual restrictions on resale or other illiquid securities.

         5. Short Sales. No Fund will effect short sales of securities except as
            ------------
described in the Prospectus or this SAI.

         6. Name Rule. The Large Cap Fund will invest at least 80% of its assets
            ----------
(including borrowings for investment purposes) in equity securities of large capitalization companies that are similar in market size as those in the S&P 500 Index. The Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid capitalization companies that are similar in market size as those in the S&P Mid-Cap 400 Index. The Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small companies similar in market size as those in the Russell 2000 Index. This investment policy may not be changed with respect to a Fund without at least 60 days prior written notice in plain English to the Fund's shareholders.

INVESTMENT ADVISOR

      The investment advisor for each Fund is Dreman Value Management, LLC, 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611. David N. Dreman is the Chairman and Chief Investment Officer of the Advisor. Mr. Dreman controls a majority of the outstanding voting interests in the Advisor.

         Under the terms of the management agreement between the Trust and the Advisor for each Fund (each, an "Agreement" and collectively, the "Agreements"), the Advisor manages a Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. The Advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that the total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short, taxes and extraordinary expenses) do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007. The Funds have agreed to repay any expenses reimbursed and/or waived in the first, second and third fiscal years following the year ending October 31, 2007, to the extent the total expenses of the applicable Fund for any such year or years do not exceed the applicable average daily net asset percentage set forth above or any lower expense limitation or limitations to which the Funds' Advisor may otherwise agree. The Advisor currently is voluntarily waiving the payment by each Fund of 12b-1 fees equal to 0.25% of the average daily net assets of each Fund. This waiver is non-contractual and, as a result, may be discontinued at any time.

         The Agreements were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreements (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on September 13, 2004. In determining to approve the Agreements, the Trustees considered information relating to the experience and number of investment professionals and other personnel who provide services to the Funds pursuant to the Agreements. The Trustees evaluated the level of skill required to manage each Fund and concluded that the resources available at the Advisor were appropriate to effectively fulfill the duties of the Advisor on behalf of each Fund under the Agreements. The Trustees also considered the business reputation of the Advisor, its financial resources and professional liability insurance coverage and concluded that it would be able to meet any reasonably foreseeable obligations under the Agreements. The Trustees also held a teleconference with the Chief Operating Officer, Chief Financial Officer and Chief Compliance Officer of the Advisor who described the Advisor's compliance procedures and was available to answer questions from the Trustees with respect to the Funds.

         LARGE CAP FUND. The Trustees considered the expense analysis prepared by the Fund's administrator. The Trustees noted that the Large Cap Fund's total expense ratio (after waiver) is lower than its peer group's (1.30% for the Large Cap Fund compared to an average of 1.66% for mutual funds of similar size and strategy). The Trustees also noted that the Large Cap Fund's management fee is lower than its peer group's and, further, that the Advisor has agreed to continue capping the Fund's expenses (through October 31, 2007). The Trustees reviewed the Large Cap Fund's total returns and found that the Fund's 3-month and year-to-date total returns as of June 30, 2004 trailed the returns of its benchmark and peer group. However, the Large Cap Fund, which is managed by David Dreman, was ahead of its benchmark by 160 basis points as of August 31, 2004. Based on these factors, the Trustees, including the Independent Trustees voting separately, determined that the continuance of the Agreement between the Trust and the Advisor on behalf of the Large Cap Fund was in the best interests of the Fund and its shareholders.

         MID CAP FUND. The Trustees considered the fact that the Mid Cap Fund's total expense ratio (after waiver) is lower than its peer group's (1.40% for the Fund compared to an average of 1.68% for mutual funds of similar size and strategy). The Trustees also considered that the Mid Cap Fund's management fee is lower than its peer group's and, further, that the Advisor has agreed to continue capping the Fund's expenses (through October 31, 2007). The Trustees reviewed the Mid Cap Fund's total return and found that the Fund's 3-month total return as of June 30, 2004 exceeded the return of its benchmark, the S&P 400 Mid-Cap Index. Based on these factors, the Trustees, including the Independent Trustees voting separately, determined that the continuance of the Agreement between the Trust and the Advisor on behalf of the Mid Cap Fund was in the best interests of the Fund and its shareholders.

         SMALL CAP FUND. The Trustees considered that the Small Cap Fund's total expense ratio (after waiver) is lower than its peer group (1.50% for the Small Cap Fund compared to an average of 1.86% for mutual funds of similar size and investment strategy). The Trustees also considered that the Small Cap Fund's management fee is slightly higher than its peer group's, although the Advisor has agreed to cap the Fund's expenses (through October 31, 2007). The Trustees reviewed the Small Cap Fund's total return and found that the Fund's 3-month and year-to-date total returns as of June 30, 2004 exceeded the return of its benchmark, the Russell 2000 Value Index. The Trustees noted that the Small Cap Fund's portfolio managers have been with the Advisor for a long period of time and appear to understand the Fund value philosophy. Based on these factors, the Trustees, including the Independent Trustees voting separately, determined that the continuance of the Agreement between the Trust and the Advisor on behalf of the Fund was in the best interests of the Fund and its shareholders.

      The following table describes the advisory fees paid to the Advisor by the Funds for the fiscal year ended October 31, 2004.

      ----------------------- ----------------------- ----------------------------- --------------------
            FUND NAME         ADVISORY FEES ACCRUED      TOTAL FEES REIMBURSED       NET ADVISORY FEES
                                                        AND/OR WAIVED BY ADVISOR           PAID
      ----------------------- ----------------------- ----------------------------- --------------------
         LARGE CAP FUND1             $37,055                   ($65,351)                    $0
      ----------------------- ----------------------- ----------------------------- --------------------
          MID CAP FUND2               $5,483                   ($63,873)                    $0
      ----------------------- ----------------------- ----------------------------- --------------------
         SMALL CAP FUND2              $6,333                   ($67,956)                    $0
      ----------------------- ----------------------- ----------------------------- --------------------
       1 The Large Cap Fund commenced operations November 4, 2003.
       2 The Mid Cap Fund and Small Cap Fund commenced operations December 31, 2003.

ABOUT THE PORTFOLIO MANAGERS

         David N. Dreman, Nelson Woodard and Leonid Shimunov, all serve on the Advisor's investment committee and are jointly and primarily responsible for making the investment decisions for each Fund (each, a "Portfolio Manager"). As of October 31, 2004, each Portfolio Manager was responsible for the management of the following types of accounts:

------------------------------- ---------------------- ------------------ ------------------------ ---------------------------
PORTFOLIO MANAGER               NUMBER OF ACCOUNTS     TOTAL ASSETS BY    NUMBER OF ACCOUNTS BY    TOTAL ASSETS BY ACCOUNT
                                                                          TYPE SUBJECT TO A        TYPE SUBJECT TO A
                                BY ACCOUNT TYPE        ACCOUNT TYPE       PERFORMANCE FEE          PERFORMANCE FEE
------------------------------- ---------------------- ------------------ ------------------------ ---------------------------
David N. Dreman                 Mutual Funds:          $8.6 billion       0                        $0


                                Retail Accounts:       $1.3 billion       0                        $0


                                Hedge Funds:           $37 million        1                        $37 million
------------------------------- ---------------------- ------------------ ------------------------ ---------------------------
                                Mutual Funds:          $1.2 billion       0                        $0


Nelson Woodard                  Retail Accounts:       $0                 0                        $0


                                Hedge Funds:           $37 million        1                        $37 million
------------------------------- ---------------------- ------------------ ------------------------ ---------------------------
                                Mutual Funds:          $0.8 million       0                        $0


Leonid Shimunov                 Retail Accounts:       $0                 0                        $0


                                Hedge Funds:           $0                 0                        $0
------------------------------- ---------------------- ------------------ ------------------------ ---------------------------

      Each Portfolio Manager is compensated for his or her services by the Advisor. For the fiscal year ended October 31, 2004, each Portfolio Manager's compensation consisted of a fixed salary and an annual bonus based on the following: (i) the quality of research contributions, (ii) the performance of stock recommendations and (iii) such Portfolio Manager's overall contribution to firm success. Finally, each Portfolio Manager is also eligible to participate in the Advisor's profit sharing program. In addition, as members of an entity that acts as general partner to a private equity fund (a hedge fund) Mr. Dreman and Mr. Woodard also receive a share of a fee paid to the general partner based on the performance of the hedge fund's portfolio. This performance fee is in addition to the fixed management fee that the general partner receives for managing the hedge fund's portfolio. In contrast, the fees paid by the Fund to the Advisor are not based the performance results of the Fund. The performance fee may create a potential conflict of interest by providing an incentive for the Advisor to allocate more volatile stocks with greater capital appreciation opportunity to the hedge fund rather the Funds.

      To the extent the Funds and another of the Advisor's clients seek to acquire the same security at about the same time, the Funds may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Funds may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Funds. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made by random client selection.

      As of October 31, 2004, the Portfolio Managers' ownership of the Fund was as follows:

       ---------------------------------------- ------------------------------ ------------------------------

       PORTFOLIO MANAGER                                NAME OF FUND            DOLLAR RANGE OF FUND SHARES
       ---------------------------------------- ------------------------------ ------------------------------
       David N. Dreman                                 Large Cap Fund                 Over $1 million

                                                        Mid Cap Fund                $500,001-$1,000,000

                                                       Small Cap Fund               $500,001-$1,000,000
       ---------------------------------------- ------------------------------ ------------------------------
                                                       Large Cap Fund                      None

                                                        Mid Cap Fund                       None
       Nelson Woodard
                                                       Small Cap Fund                      None

       ---------------------------------------- ------------------------------ ------------------------------
                                                       Large Cap Fund                      None

       Leonid Shimunov                                  Mid Cap Fund                       None

                                                       Small Cap Fund                      None
       ---------------------------------------- ------------------------------ ------------------------------

      The Advisor retains the right to use the name "Dreman" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Dreman" automatically ceases 90 days after termination of the Agreements and may be withdrawn by the Advisor on 90 days written notice.

      The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, the Advisor believes that there would be no material impact on a Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding the Independent Trustees.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER  DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Funds since 1995 and AmeriPrime Advisors Trust since July
                                                      2002; Trustee of CCMI Funds since June 2003; Trustee of
                                                      Access Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder of The Rose, Inc., a registered
                                                      investment advisor, since April 1993; Trustee of AmeriPrime
Chairman, December 2004 to present;                   Advisors Trust since November 2002 and AmeriPrime Funds since
Independent Trustee, December 2002 to present         December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President of International Crankshaft Inc., an automotive
                                                      equipment manufacturing company, since 2004, Vice President
Independent Trustee, December 2002 to present         and General Manager from 1990 to 2003; Trustee of The Unified
                                                      Funds from 1994 to 2002; Trustee of Firstar Select Funds, a
                                                      REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime
                                                      Advisors Trust since November 2002 and AmeriPrime Funds since
                                                      December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each trustee is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds andUnified Series Trust. The Fund Complex currently consists of 26 series.

         The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds' financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds' independent auditors and the full Board of Trustees. The Audit Committee met four times for the year ended December 31, 2004.

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.


----------------------------------------------------- -----------------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER DIRECTORSHIPS
----------------------------------------------------- -----------------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief Executive Officer, Director and Legal Counsel of The Webb
                                                      Companies, a national real estate company, since 2001, Executive Vice
Trustee, December 2002 to present                     President and Director from 1990 to 2000; Director of First State
                                                      Financial since 1998; Director, Vice President and Legal Counsel of
                                                      The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust since November 2002 and AmeriPrime Funds since December 2002; Trustee of CCMI Funds since
                                                      June 2003.
----------------------------------------------------- -----------------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice President of Unified Fund Services, Inc., the Trust's
                                                      administrator, since June 2004, Senior Vice President from April 2003
President, July 2004 to present                       to June 2004; Senior Vice President and Chief Information Officer of
                                                      Unified Financial Services, Inc., the parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds, AmeriPrime Advisors Trust, and CCMI Funds since
                                                      July 2004.
----------------------------------------------------- -----------------------------------------------------------------------


----------------------------------------------------- -----------------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief Financial Officer and Executive Vice President of Unified
                                                      Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, December       administrator and distributor, since 1989, Director from 1989 to
2002 to present                                       March 2002; Director of Unified Financial Securities, Inc., the
                                                      Trust's distributor, since December 2004, Chief Financial Officer and Executive Vice President since June 1990; Executive Vice
                                                      President, Treasurer, and Chief Financial Officer of Unified Fund
                                                      Services, Inc., the Trust's administrator, since 1990, Director since 2004; Treasurer and Chief Financial Officer of AmeriPrime
                                                      Funds and AmeriPrime Advisors Trust since October 2002; Treasurer and Chief Financial Officer of CCMI Funds since June 2003;
                                                      Treasurer of The Unified Funds from 1994 to 2002 and Firstar
                                                      Select Funds from 1997 to 2000.
----------------------------------------------------- -----------------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice President of Unified Fund Services, Inc., the Trust's
                                                      administrator, since December 2003; Assistant Vice President of U.S.
Secretary, September 2004 to present                  Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer from 1998 to 2000; Secretary of AmeriPrime Funds, AmeriPrime Advisors
                                                      Trust, and CCMI Funds since September 2004; Principal Accounting
                                                      Officer of Lindbergh Funds from February 2004 to February 2005.
----------------------------------------------------- -----------------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief Compliance Officer of AmeriPrime Funds, AmeriPrime Advisors
                                                      Trust, and CCMI Funds since October 2004; Chief Compliance Officer of
Chief Compliance Officer, October 2004 to present     Unified Financial Securities, Inc., the Trust's distributor, since
                                                      December 2004 and from 1997 to 2000, Chairman from 1997 to December
                                                      2004, President from 1997 to 2000; Director of Compliance of Unified
                                                      Fund Services, Inc., the Trust's administrator, from October 2003 to
                                                      September 2004; Chief Compliance Officer of Unified Financial
                                                      Services, Inc., the parent company of the Trust's administrator and distributor, from 2000 to 2004.
----------------------------------------------------- -----------------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

         The following table provides information regarding shares of the Funds and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

-------------------------------------- ----------------------------------- -----------------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF SHARES OF ALL
                                          DOLLAR RANGE OF FUND SHARES           FUNDS WITHIN THE FUND COMPLEX*
               TRUSTEE
-------------------------------------- ----------------------------------- -----------------------------------------
Gary E. Hippenstiel                                   None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Ronald Tritschler                                     None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Stephen Little                                        None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Daniel Condon                                         None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

         Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 26 series in the Fund Complex. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex.


==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
                                        COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
       INDEPENDENT TRUSTEES            FROM EACH FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E. Hippenstiel, Trustee and           $1,385                 $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little, Chairman of the         $1,385                 $0                   $0                $36,000
Board**
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $923                  $0                   $0                $24,000

------------------------------------ -------------------- -------------------- ------------------- ---------------------
==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
   NON-INDEPENDENT TRUSTEES AND         COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
             OFFICERS                  FROM EACH FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $923                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Thomas G. Napurano, CFO and                  $0                   $0                   $0                   $0
Treasurer
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, Secretary                    $0                   $0                   $0                   $0
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $4,310                 $0                   $0              $125,000***
==================================== ==================== ==================== =================== =====================

    * Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

    ** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.

    *** From Fund Complex and the three series in the CCMI Funds.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds' fundamental policies or the terms of the management agreement with the Advisor. As of January 28, 2005, the following shareholders were considered to be either a control person or principal shareholder of the Funds:


---------------------------------------------------------------------------------------------------
                                          SMALL CAP FUND

------------------------------------------ ---------------------------- ---------------------------
Name and Address                           % Ownership                  Type of Ownership

------------------------------------------ ---------------------------- ---------------------------
David N Dreman                             66.67%                       Record
0698 Eppley Drive
Aspen, CO 81611

------------------------------------------ ---------------------------- ---------------------------
Profit Sharing Plan of Dreman Value        33.33%                       Beneficial
Management, LLC

------------------------------------------ ---------------------------- ---------------------------

--------------------------------------------------------------------------------------------------
                                          MID CAP FUND

----------------------------------------- --------------------------- ----------------------------
Name and Address                          % Ownership                 Type of Ownership

----------------------------------------- --------------------------- ----------------------------
David N Dreman                            66.67%                      Record
0698 Eppley Drive
Aspen, CO 81611

----------------------------------------- --------------------------- ----------------------------
Profit Sharing Plan of Dreman Value        33.33%                      Record
Management, LLC

----------------------------------------- --------------------------- ----------------------------

------------------------------------------------------------------------------------------------
                                        LARGE CAP FUND

--------------------------------------- ---------------------------- ---------------------------
Name and Address                        % Ownership                  Type of Ownership

--------------------------------------- ---------------------------- ---------------------------
David N Dreman                          95.29%                       Record
0698 Eppley Drive
Aspen, CO 81611

--------------------------------------- ---------------------------- ---------------------------

      As of January 28 2005, the officers and trustees of the Trust as a group beneficially own less than 1% of each Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Funds' portfolio decisions and the placing of the Funds' portfolio transactions. In effecting purchases and sales of securities for the account of each Fund, the Advisor will seek best execution of orders. In certain instances, the Advisor may be permitted to pay higher brokerage commissions for research services. Consistent with this policy, orders for transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Funds and the Advisor. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of the Advisor. When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place orders with firms that provide market, statistical and other research information to the Funds or the Advisor, although the Advisor is not authorized to pay higher commissions to firms that provide such services, except as described below.

      The Advisor may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by the Advisor in cash. Subject to Section 28(e), the Funds could pay a firm that provides research services commissions for effecting a securities transaction for the Funds in excess of the amount other firms would have charged for the transaction if the Advisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or the Advisor's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising the Fund. Management fees received by the Advisor from each Fund are not reduced because these research services are received.

      The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Funds and to other accounts over which it exercises investment discretion.

         The Advisor receives written research data from brokers relative to economic and individual security analysis. The Advisor also may enter into "soft dollar" arrangements with certain brokers whereby such brokers partially pay for the Advisor's use of on-line data services such as Bloomberg and Factset for investment research. These payments will be made in exchange for the Advisor's employing the broker to execute client transactions. The research products and services and on-line data services provided or paid for by brokers shall be used by the Advisor in servicing all of its clients' accounts. In addition, assuming a broker provides the best price and best execution, the Advisor may direct Fund brokerage transactions to such broker in return for research provided by the broker and used by the Advisor in conducting its advisory business. For the fiscal year ended October 31, 2004, the Advisor did not direct any Fund brokerage transactions to any brokers on the basis of research services provided by any such broker to the Fund.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      To the extent that a Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for a Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

      For the fiscal year ended October 31, 2004, the Funds paid the following amounts as brokerage commissions to brokers:

        ---------------------------------------------------------------------------------------------------------------

        LARGE CAP FUND                       MID CAP FUND                         SMALL CAP FUND
        ---------------------------------------------------------------------------------------------------------------

        $ 3,262.10                            $ 1,809.69                           $3,280.95
        ---------------------------------------------------------------------------------------------------------------


      The Trust and the Advisor have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisors Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the Funds or the Advisor, free of charge, by calling the Funds at 800-247-1014. You may also obtain copies of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.


DISCLOSURE OF PORTFOLIO HOLDINGS

         Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

         Each Fund releases portfolio holdings to third-party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, distributor, transfer agent, fund accounting agent, administrator and custodian. The Funds also may disclose portfolio holdings, as needed, to their independent auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. This information is disclosed to third parties under conditions of confidentiality. "Conditions of confidentiality" include: (i) confidentiality clauses in written agreements,
(ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., advisory or custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Typically, third-party service providers are prohibited from entering into personal trades based on portfolio information provided by the Funds based on the provider's code of ethics or fiduciary or regulatory principles. Additionally, the Funds may release portfolio holdings to third-party rating or ranking agencies and data reporting platforms on a periodic basis. These third-party providers may not be subject to conditions of confidentiality or restrictions on personal trading. To the extent that a Fund becomes aware that a third-party is not subject to these restrictions, the Fund will disclose portfolio holdings on a delayed basis (e.g., portfolio holdings previously filed with the SEC or otherwise disclosed to the general public) in an attempt to prevent any misuse of material, non-public information about the Fund's portfolio holdings.

         Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.


PROXY VOTING POLICY

         The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees.

         The Advisor's policy provides that generally the Advisor will vote: (1) for routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock; and (2) against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be over-represented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting. For other proposals, the Advisor's policy provides that it shall determine whether a proposal is in the best interest of a Fund and may take into account the following factors, among others: (1) whether the proposal was recommended by management and Advisor's opinion of management; (2) whether the proposal acts to entrench existing management; and (3) whether the proposal fairly compensates management for past and future performance.

         The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and a Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

         You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling 800-247-1014 to request a copy or by writing to Unified Fund Services, Inc., the Funds' transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204. Copies of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by each Fund with respect to portfolio securities for each year ended June 30th will be filed by each Fund with the SEC on Form N-PX. A Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.


DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of each Fund is determined as of the close of trading on the NYSE, which is normally 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Funds' securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Funds' fund accounting agent. The Fund's fund accounting agent maintains a pricing review committee, which consults with an independent trustee if pricing issues arise. Manually priced securities held by a Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

         A Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                                 Net Assets         = Net Asset Value Per Share
                                 ------------------
                                 Shares Outstanding

         An example of how the Funds calculated their net asset value per share as of the fiscal year ended October 31, 2004 is as follows:

LARGE CAP FUND                    MID CAP FUND                 SMALL CAP FUND
--------------                    ------------                 --------------

$5,181,190  =  $11.03             $800,996 =  $10.68           $861,036=  $11.48
------------                      ----------                   --------
469,800                            75,001                        75,001


REDEMPTION IN-KIND

         The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

ADDITIONAL TAX INFORMATION

         The Funds intend to qualify as regulated investment companies, or "RICs", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Funds of liability for federal income taxes. If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the applicable Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         The Funds' net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any capital loss remaining is lost as a deduction. As of October 31, 2004, no Fund had any capital loss carryforwards.

INVESTMENT PERFORMANCE

         Each Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemptions." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Funds' most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                    P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with a Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of a Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the Standard & Poor's 400 Mid Cap Stock Index and the Russell 2000 Value Index.

         In addition, the performance of a Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of a Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

         Each Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1. Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes on
                                    redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. Because the Funds have been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.


2. Average Annual Total Return (After Taxes on Distributions and Redemption):

       P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical
                                    $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. Because the Funds have been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

STATUS AND TAXATION OF THE FUNDS

         Each Fund was organized as a series of a business trust, but each intends to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that each Fund actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If a Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

      To continue to qualify for treatment as a RIC under Subchapter M of the Code, each Fund must, among other requirements:

      o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

      o Diversify its investments in securities within certain statutory limits; and

      o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Funds may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If they do so, the Funds will have to include in their income each share of the original issue discount that accrues on the securities during the taxable year, even if the Funds receive no corresponding payment on the securities during the year. Because the Funds annually must distribute (a) 98% of their ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of their investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Funds may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash they actually receive. Those distributions would be made from each Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Funds might realize capital gains or losses from any such sales, which would increase or decrease the Funds' investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses a Fund realizes in connection with the hedge. Each Fund's income from options and futures in each case derived with respect to its business of investing in stock, or securities or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report a Fund's distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

      The portion of the dividends a Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

      If you are a non-retirement plan holder, a Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, Fund distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

      If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

      The foregoing is only a summary of some of the important federal income tax considerations affecting a Fund and its shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.

CUSTODIAN

      Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Funds' investments. The custodian acts as the Funds' depository, safekeeps each Fund's portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund's request and maintains records in connection with its duties.


FUND SERVICES

       Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

      In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million.

      Unified also provides each Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month.

      For its transfer agency, fund accounting and administrative services, Unified received the following fees from each Fund during the last fiscal year:

      ------------------------------------ ------------------------ -------------------------- -----------------------
                                            TRANSFER AGENCY FEES      FUND ACCOUNTING FEES      ADMINISTRATIVE FEES
                     FUND

      ------------------------------------ ------------------------ -------------------------- -----------------------
                   LARGE CAP                       $8,546                    $25,441                  $25,442

      ------------------------------------ ------------------------ -------------------------- -----------------------
                 MID CAP FUND                      $6,346                    $16,667                  $16,667
      ------------------------------------ ------------------------ -------------------------- -----------------------
                SMALL CAP FUND                     $6,347                    $16,667                  $16,667
      ------------------------------------ ------------------------ -------------------------- -----------------------

ACCOUNTANTS

      The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250 Westlake, Ohio 44145, has been selected as independent public accountants for each Fund for the fiscal year ending October 31, 2005. Cohen McCurdy performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

       Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. ("UFS"), the parent of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.


DISTRIBUTION PLAN

      Each Fund has adopted a Distribution Plan (each, a "Plan") pursuant to Rule 12b-1 under the 1940 Act. Each Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Funds, and who have no direct or indirect financial interest in the operation of any Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on September 14, 2004 called for the purpose of, among other things, voting on such Plan.

         Each Fund's Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a "Recipient") a shareholder servicing fee aggregating to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts ("12b-1 Expenses"). Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund's shares, for which each Fund pays the Advisor the 12b-1 fee described above. For the fiscal year ended October 31, 2004, the Advisor voluntarily waived payment from each Fund of the 0.25% 12b-1 fees (amounting to $12,318, $1,602, and $1,656 for the Large Cap Fund, the Mid Cap Fund and the Small Cap Fund, respectively). The Advisor has stated that it expects to continue waiving the 12b-1 fees; however, this is a voluntary fee waiver that is expected to continue only through mid-2005.

FINANCIAL STATEMENTS

         The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to shareholders for the period ended October 31, 2004. The Funds will provide the Annual Report without charge upon written request or request by telephone.

                               WHERE THE GROWTH IS


                               GLOBALT GROWTH FUND

                                   PROSPECTUS


                                FEBRUARY 25, 2005



INVESTMENT OBJECTIVE:
Provide long term growth of capital





3060 Peachtree Road, N.W.
One Buckhead Plaza, Suite 225
Atlanta, Georgia 30305
www.globalt.com
877-Buy-GROWX (877-289-4769)


















     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                        PAGE

RISK/RETURN SUMMARY........................................................1
-------------------
FEES AND EXPENSES OF INVESTING IN THE FUND.................................4
------------------------------------------
HOW TO BUY SHARES..........................................................5
-----------------
HOW TO REDEEM SHARES.......................................................7
--------------------
DETERMINATION OF NET ASSET VALUE...........................................9
--------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES........................................10
----------------------------------
MANAGEMENT OF THE FUND....................................................11
----------------------
FINANCIAL HIGHLIGHTS......................................................14
--------------------
PRIVACY POLICY............................................................15
--------------
FOR MORE INFORMATION............................................Back Cover

15

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The investment objective of the GLOBALT Growth Fund is to provide long term growth of capital.

PRINCIPAL STRATEGIES

     The Fund invests primarily in common stocks of larger capitalization U.S. companies (those with market capitalizations of $3 billion or more). The Fund's investment adviser, GLOBALT, Inc., selects investments that it believes offer superior growth potential. The adviser uses a disciplined process based on certain fundamental and technical standards of selection. These standards may include:

     o    Positive trends in stock analysts' estimates,
     o Quarterly earnings that exceed consensus forecast by Wall Street analysts,
     o    Low price-to-value ratios, and
     o Superior long term growth rate potential as determined by such factors as recent company earnings analysis, cyclical outlook, industry analysis and specific company competitive advantages.

     The adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of economic sectors, industries and companies.

     The adviser's strategy focuses on trends in the global economy while following its disciplined process to construct a portfolio that, in the adviser's opinion, consists of superior growth companies. As the Fund will primarily invest in growth-oriented stocks, it is expected that the Fund will generate a total return that is predominantly derived from long term capital appreciation. Although current income in the form of dividends is also expected, income is incidental to the Fund's principal strategies.

      The Fund may purchase put options and sell covered call options on common stocks, in an effort to capture gains from a decline in those securities and as a hedge against adverse market conditions. The adviser may use the purchase of call options or sale of covered put options as additional tools for participating in upward price movements. The adviser will engage in active trading of the Fund's portfolio securities as a result of its overall strategy, the effects of which are described below under "Portfolio Turnover Risk."

     The Fund may sell a security when the adviser believes that a company's financial and/or competitive position is deteriorating, the company's score in the adviser's research process worsens, or the adviser identifies a better investment opportunity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     o MANAGEMENT RISK. The strategy used by the Fund's adviser may fail to produce the intended results.

     o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

     o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

     o FOREIGN OPERATIONS RISK. Because the companies in which the Fund invests depend heavily on foreign sales, any serious foreign economic or political problems, or significant fluctuations in currency exchange rates, could have a negative impact on the Fund.

     o SECTOR RISK. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.

     o OPTION RISKS. The Fund may terminate an option it has purchased by selling it, allowing it to expire, or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid (plus related transaction costs). When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying stock beyond the exercise price (plus the premium received). When the Fund sells put options the Fund receives the option premium, but will lose money if a decrease in the value of the underlying stock causes the Fund's costs to cover its obligations upon exercise to increase to a level higher than the option premium the Fund received. The Fund may also terminate a position in an option it has sold by buying it back in the open market prior to expiration. The Fund will lose money if the cost to buy back the option position is higher than the premiums originally received, due to a rise in the price of the underlying stock, in the case of calls, or a decline in the price of the underlying stock, in the case of puts. Increases in the volatility of the underlying stock can also cause the price of the options to increase, thus increasing the Fund's cost to cover its obligations.

     o PORTFOLIO TURNOVER RISK. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.

     o AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

      The Fund may be suitable for:
     o    Long term investors seeking a fund with a growth investment strategy
     o    Investors willing to accept price fluctuations in their investment
     o Investors who can tolerate the greater risks associated with common stock investments

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

HOW THE FUND HAS PERFORMED

     The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to a broad-based securities index. On January 3, 2003, the Fund acquired the assets and liabilities of the GLOBALT Growth Fund, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart and table include the predecessor fund's returns. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


                           YEAR-BY-YEAR TOTAL RETURN
                         FOR YEARS ENDED DECMEBER 31ST

                                [CHART OMITTED]


                                 1996  -   19.99%
                                 1997  -   28.67%
                                 1998  -   25.84%
                                 1999  -   27.15%
                                 2000  -  -17.09%
                                 2001  -  -15.77%
                                 2002  -  -28.66%
                                 2003  -   31.12%
                                 2004  -    9.96%



     During the period shown, the highest return for a quarter was 23.26% (4th quarter, 1999); and the lowest return was -18.95% (3rd quarter, 2001).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)
                                                                                                SINCE INCEPTION
THE FUND                                                          1 Year           5 Years     DECEMBER 1, 1995)
                                                                  ------           --------    -----------------
     Return Before Taxes                                           9.96%            -6.40%           7.26%
     Return After Taxes on Distributions(1)                        9.96%            -6.90%           6.48%
     Return After Taxes on Distributions and Sale of Fund
     Shares(1)                                                     6.47%            -5.42%           6.20%
S&P 500 Index (reflects no deductions for fees,
      expenses and taxes) 2                                       10.83%            -0.12%           9.63%
Russell 1000 Growth Index (reflects no deductions for fees and     6.30%            -9.29%          18.25%
taxes) 2


1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


2 The S&P 500 Index and Russell 1000 Growth Index are both unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices each are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund's portfolio.



                   FEES AND EXPENSES OF INVESTING IN THE FUND

     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ....................NONE
Maximum Deferred Sales Charge (Load).................................NONE
Redemption Fee1......................................................NONE
Exchange Fee.........................................................NONE


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees.....................................................1.17%
Distribution (12b-1) Fees............................................NONE
Other Expenses......................................................0.02%
Total Annual Fund Operating Expenses................................1.19%
Expense Reimbursement2..............................................0.02%
Net Expenses........................................................1.17%


1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.


2 The Fund's adviser has contractually agreed through February 28, 2006 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage costs, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.17% of the Fund's average daily net assets for that period.

Example:
--------


     Based on the costs above, this example helps you compare the expenses of the Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


       1 YEAR           3 YEARS           5 YEARS           10 YEARS
       ------           --------          -------           --------
        $119              $376              $652             $1,441


                                HOW TO BUY SHARES

INITIAL PURCHASE

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.


     The minimum initial investment in the Fund is $25,000 and minimum subsequent investments are $5,000. The adviser may, in its sole discretion, waive these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums may apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.



     BY MAIL - To be in proper form, your initial purchase request must include:

     o    a completed and signed investment application form; and

     o    a check (subject to the minimum amounts) made payable to the Fund.

      Mail the application and check to:

     U.S. MAIL:                                OVERNIGHT:
     GLOBALT Growth Fund                       GLOBALT Growth Fund
     c/o Unified Fund Services, Inc.           c/o Unified Fund Services, Inc.
     P.O. Box 6110                             431 North Pennsylvania Street
     Indianapolis, Indiana  46206-6110         Indianapolis, Indiana  46204

     BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (877) 289-4769 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      Huntington National Bank
      ABA #0440-0002-4
      Attn: GLOBALT Growth Fund
      Account Name _________________(write in shareholder name)
      For the Account # ____________(write in account number)
      D.D.A.# 01892204615

     You must provide a signed application to Unified Fund Services Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and its transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

       -your name                 -the name of your account(s)
       -your account number(s)    -a check made payable to GLOBALT Growth Fund

Checks should be sent to the GLOBALT Growth Fund at the address listed under the heading "How to Buy Shares - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

     Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION


     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.


     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

    U.S. MAIL:                              OVERNIGHT:
    GLOBALT Growth Fund                     GLOBALT Growth Fund
    c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
    P.O. Box 6110                           431 North Pennsylvania Street
    Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204


     Your request for a redemption must include your letter of instruction, including the Fund's name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at
(877) 289-4769 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (877) 289-4769. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


     ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (877) 289-4769. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.


     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $25,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax adviser.


     FUND POLICY ON MARKET TIMING. The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to detect market timers. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.


                        DETERMINATION OF NET ASSET VALUE


     The price you pay for your shares is based on the Fund's net asset value ("NAV") per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

     The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the

Fund's  portfolio  securities  can  serve  to  reduce  arbitrage   opportunities
available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

     TAXES. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. Dividends normally will be distributed by the Fund on an annual basis.


     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS


The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").


TYPE OF TRANSACTION                                  TAX STATUS
-------------------                                  ----------

Qualified dividend income                            Generally maximum 15% on non-corporate
                                                     taxpayers


                                       10

Net short-term capital gain distributions            Ordinary income rate

Net long-term capital gain distributions             Generally maximum 15% on non-corporate
                                                     taxpayers*

Sales of shares
(including redemptions) owned                        Gains taxed at generally maximum 15%
more than one year                                   on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                        Gains are taxed at the same rate as ordinary income;
for one year or less                                 losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.


     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.


     BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.

                             MANAGEMENT OF THE FUND


     GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, serves as investment adviser to the Fund. The adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. During the fiscal year ended October 31, 2004, the Fund paid the adviser a fee equal to 1.17% of its average daily net assets.

     The Fund's adviser pays all of the operating expenses of the Fund except brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser. The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

     PORTFOLIO MANAGERS: The investment decisions for the Fund are made by the adviser's Investment Policy Committee, members of which are primarily responsible for the day-to-day management of the Fund's portfolio. The members of the Investment Policy Committee are:

     GARY E. FULLAM, CFA. Although members of the adviser's Investment Policy Committee are jointly and primarily responsible for making the investment decisions of the Fund, Mr. Fullam has the ultimate authority. Mr. Fullam is a founding member of the adviser and serves as its Chief Investment Officer, and is also a member of the adviser's Executive Committee. Mr. Fullam began his career in the investment management industry in 1986. Mr. Fullam was responsible for developing the adviser's multifactor/optimized portfolio model, which he first successfully implemented while he was the equity portfolio manager for The Investment Centre, Inc., the North American investment subsidiary of Nationale Nederlanden. While at The Investment Centre, Mr. Fullam was the portfolio manager responsible for all total return fixed income pension accounts and also managed national municipal portfolios for the Associated Doctors Assurance Company and the Retirement Fund for the Atlanta Falcons. Before joining The Investment Centre, Mr. Fullam was a Trust Investment Officer for the American National Bank & Trust Co. and was responsible for managing balanced portfolios, including municipal bond-based portfolios, as well as commingled fixed income funds.

     Mr. Fullam graduated from the University of Tennessee-Chattanooga with a B.S. in Finance, and received an M.B.A. from Georgia State University. Mr. Fullam is a Chartered Financial Analyst and is a member of the International Society of Financial Analysts and the Atlanta Society of Financial Analysts.

     GREGORY S. PAULETTE, CFA. Mr. Paulette has been with the adviser since 1993 and serves as the Executive Vice President & Portfolio Manager of the adviser's Private Client Group and also serves as a member of the adviser's Executive Committee. Mr. Paulette began his career in the investment management industry in 1971. Prior to joining the adviser, Mr. Paulette was a Vice President of Institutional Equity Services and High Net Worth Investment Management at Smith Barney, Harris Upham & Co., Inc. Prior to that, Mr. Paulette was the Director of Research and portfolio manager for the Life Insurance Company of Georgia, where he managed various portfolios including balanced pension funds, equity funds, taxable income funds, and tax-free income funds. He also served as the in-house economist in the Investment Division while at Life of Georgia.

     Mr. Paulette graduated from Mercer University with a B.A. in Political Science and Sociology and received an M.B.A. from Georgia State University. Mr. Paulette is a Chartered Financial Analyst and a member of the International Society of Financial Analysts and the Atlanta Society of Financial Analysts.

     KIMBERLY D. WOODY. Ms. Woody has been with the adviser since 1997 and serves as a Vice President and Investment Analyst. Ms. Woody began her career in the investment management industry in 1996. As an investment analyst, Ms. Woody covers healthcare, software and services stocks for the adviser. In addition, she is responsible for enhancing, updating, screening and maintaining the integrity of the adviser's proprietary database, which contains geographic analytical information on over 2,500 companies. Prior to joining the adviser, she was a research assistant for a national health care consulting firm.

     Ms. Woody received her B.A. in Mathematics from Emory University in 1996 and is a member of Alpha Epsilon Upsilon honor society.

     JASON M. RECIO, CFA. Mr. Recio has been with the adviser since 2003 and serves as a Vice President and Investment Analyst. As an analyst, Mr. Recio covers consumer discretionary, consumer staples, and materials stocks for the firm. Mr. Recio began his career in the investment management industry in 1999. Prior to joining the adviser, he was a Senior Equity Analyst for two mutual funds totaling $10 billion in assets under management at Invesco Capital Management.

     Mr. Recio received his B.B.A. with a double major in Accounting and Finance from the Goizueta Business School at Emory University in 1999, where he graduated with Beta Gamma Sigma and High Distinction honors. He is a Chartered Financial Analyst and a member of the Atlanta Society of Financial Analysts.

     BRYAN LASSITER. Mr. Lassiter recently joined the adviser in a full time position after graduating with a B.B.A. in Finance from University of Georgia in 2004. In addition to serving on the Investment Policy Committee, Mr. Lassiter is an Investment Analyst of the firm responsible for updating, screening and maintaining the integrity of the adviser's proprietary databases. Mr. Lassiter previously served as an intern at the adviser in different capacities, including as an Associate Analyst, and also served as a Trading Assistant on the NYSE. While at the University of Georgia, Mr. Lassiter served as President of the Banking and Finance Society and Sigma Phi Epsilon social fraternity.

     The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio managers' ownership of shares of the Fund.

                              FINANCIAL HIGHLIGHTS


     The following table is intended to help you better understand the financial performance of the Fund (including its predecessor) since its inception. Certain information reflects financial results for a single share of the Fund. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the years ended October 31, 2000 through 2003 has been audited by McCurdy and Associates CPA's Inc. and 2004 has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available from the Fund upon request without charge.

GLOBALT GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                 FOR THE YEARS ENDED OCTOBER 31,
                                             ------------------------------------------------------------------------
                                                2004           2003            2002           2001           2000
                                             -----------     ----------      ----------     ----------    -----------

SELECTED PER SHARE DATA
                                                        9                    $                        2              3
Net asset value, beginning of year               $  11.6       $  9.52       12.17            $   20.7       $   19.5
                                             -----------     ----------      ----------     ----------    -----------
Income from investment operations

     Net investment income (loss)                (0.05)         (0.05)  (a)     (0.06)  (a)    (0.07)  (a)    (0.09)   (a)
     Net realized and unrealized gain
     (loss)                                        0.62           2.30          (2.59)         (6.33)           2.23
                                             -----------     ----------      ----------     ----------    -----------
Total from investment operations
                                                   0.57           2.25          (2.65)         (6.40)           2.14
                                             -----------     ----------      ----------     ----------    -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:

     From net investment income                       -              -               -              -              -

     From net realized gain                           -         (0.08)               -         (2.15)         (0.95)
                                             -----------     ----------      ----------     ----------    -----------
Total distributions
                                                      -         (0.08)               -         (2.15)         (0.95)
                                             -----------     ----------      ----------     ----------    -----------

                                                                                                 $             $
Net asset value, end of year                    $ 12.26        $ 11.69         $ 9.52          12.17         20.72
                                             ===========     ==========      ==========     ==========    ===========

TOTAL RETURN (B)                                  4.88%         23.68%         -21.77%        -32.87%         10.78%

RATIOS AND SUPPLEMENTAL DATA
                                                                                            $
Net assets, end of year (000)                  $ 8,223         $ 8,709         $ 7,817        12,946        $ 21,110
Ratio of expenses to average net assets           1.17%          1.17%           1.17%          1.30%          1.18%
Ratio of expenses to average net assets
     before waiver & reimbursement                1.19%          1.20%           1.20%          1.32%          1.18%
Ratio of net income (loss) to average
     net assets                                 (0.36%)        (0.42)%         (0.49)%        (0.44)%        (0.45)%
Ratio of net income (loss) to average
     net assets before waiver &
     reimbursement                              (0.38%)        (0.45)%         (0.51)%        (0.46)%        (0.45)%
Portfolio Turnover Rate                         144.34%        123.97%         180.19%        244.82%        159.09%

(a) Net investment income/(loss) per share was based on average shares outstanding throughout the year.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, dollar amount of investment, and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of Fund portfolio holdings by the Fund's affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal period.

     Call the Fund at (877) BUY-GROWX (877-289-4769) to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. Alternatively, you may obtain a free copy of the Fund's SAI and annual and semi-annual reports from the adviser's web site at http://www.globalt.com, under GLOBALT Growth Fund.


     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.










Investment Company Act #811-21237

2265247
                               GLOBALT GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 25, 2005


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of GLOBALT Growth Fund dated February 25, 2005. This SAI incorporates by reference the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2004 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at 431 N. Pennsylvania St., Indianapolis, IN 46204, or by calling
(877) BUY-GROWX (877/ 289-4769).

                               TABLE OF CONTENTS
                               -----------------
                                                                          PAGE
DESCRIPTION OF THE TRUST AND FUND...........................................2
---------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.......3
---------------------------------------------------------------------

INVESTMENT LIMITATIONS......................................................6
----------------------

INVESTMENT ADVISER..........................................................8
------------------

TRUSTEES AND OFFICERS......................................................11
---------------------

PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................14
------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS...........................................15
--------------------------------

PROXY VOTING POLICY........................................................16
-------------------

DETERMINATION OF NET ASSET VALUE...........................................17
--------------------------------

REDEMPTION IN-KIND.........................................................18
------------------

ADDITIONAL TAX INFORMATION.................................................18
--------------------------


INVESTMENT PERFORMANCE.....................................................18
----------------------

STATUS AND TAXATION OF THE FUND............................................20
-------------------------------

CUSTODIAN..................................................................22
---------

FUND SERVICES..............................................................22
-------------

ACCOUNTANTS................................................................22
-----------

DISTRIBUTOR................................................................23
-----------

FINANCIAL STATEMENTS.......................................................23
--------------------

DESCRIPTION OF THE TRUST AND FUND


     GLOBALT Growth Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment adviser is GLOBALT, Inc. (the "Adviser").


     On January 3, 2003, the Fund acquired all of the assets and liabilities of the GLOBALT Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 1, 1995.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable for further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


     As of January 28, 2005, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Mercer Trust Company, One Investor Way, Norwood, MA - 23.45%; NBC, 1927 First Avenue North, Birmingham, AL - 13.85%; Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA - 6.69%; B. Hackney, 2 Office Park Circle, Suite #1, Birmingham, AL - 6.00%;
J. Turbidy, 1010 Arbor Trace, Atlanta, GA - 5.68%; and C.R. Cooper, 1927 Firth Ave. North, Birmingham, AL - 5.23%. As of January 28, 2005, no one person controlled more than 25% of the Fund and, as such, the Fund had no controlling shareholders.

     As of January 28, 2005, the officers and trustees as a group owned less than one percent (1%) of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and this SAI.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS


     This  section  contains  additional   information  regarding  some  of  the
investments the Fund may make and some of the techniques it may use.


     A. EQUITY  SECURITIES.  Equity securities  include common stock,  preferred
     ---------------------
stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants, or convertible preferred stocks.

     B. REPURCHASE AGREEMENTS. A repurchase agreement is a short term investment
     ------------------------
in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the adviser to be creditworthy (subject to review by the Board of Trustees). The adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

     C. OTHER  INVESTMENT  COMPANIES.  The Fund is  permitted to invest in other
     -------------------------------
investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

     D. FIXED INCOME  SECURITIES.  The Fund may temporarily invest in short term
     ---------------------------
fixed income securities. The Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

     E. FINANCIAL SERVICES INDUSTRY OBLIGATIONS. The Fund may invest up to 5% of
     ------------------------------------------
its net assets in each of the following obligations of the financial services industry:

     (1)  Certificates  of  Deposit.  Certificates  of  deposit  are  negotiable
          -------------------------
certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits.  Time deposits are non-negotiable deposits maintained in
         -------------
a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

     (3)  Bankers'  Acceptances.  Bankers'  acceptances  are credit  instruments
          ---------------------
evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     F.  OPTION  TRANSACTIONS.  The  Fund  may  engage  in  option  transactions
     ------------------------
involving  individual  securities and market indices.  An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market.

     Options on securities which the Fund sells (writes) will be "covered." The sale of a call option will be covered either 1) by owning the underlying security or (for an option on a stock index) by holding a portfolio of securities substantially replicating the movement of the index, 2) by segregating with the Custodian high quality liquid debt obligations equal to the current market price of the security or index, marked to market daily, 3) by owning another call option on the same underlying security or index with the same or a later expiration date and the same or a lower strike price, or 4) by owning another call option on the same underlying security or index with the same or a later expiration date and a higher strike price in addition to segregating with the Custodian high quality liquid debt obligations equal to the difference between the strike price of the sold call and the strike price of the purchased call. The sale of a put option will be covered either 1) by segregating with the Custodian high quality liquid debt obligations equal to the amount necessary to purchase the underlying security if exercised, marked to market daily, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to segregating with the Custodian high quality liquid debt obligations equal to the difference between the strike price of the sold put and the strike price of the purchased put. When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

     The Fund may also engage in multiple option transactions involving the same underlying stock or index. Generally, the adviser would use a multiple option strategy only in special situations to reduce the cost of the hedge or to enhance the Fund's return. In such cases, each option sold by the Fund will be covered as described in the preceding paragraph.

     The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price, in which case the Fund may be required to purchase the security at a higher price than the market price of the security. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price. Further, the total premium paid for any option may be lost if the Fund does not exercise the option, or in the case of over-the-counter options, the writer does not perform its obligations.

     G.  LOANS OF  PORTFOLIO  SECURITIES.  The Fund may make short and long term
     -----------------------------------
loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the adviser in response to requests of broker-dealers or institutional investors which the adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.


     H.  PORTFOLIO  TURNOVER.  Although the Fund  generally  will not invest for
     -----------------------
short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund's portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal year ended October 31, 2004 was 144%, and the prior fiscal year's portfolio turnover rate was 124%.

INVESTMENT LIMITATIONS

     FUNDAMENTAL.  The investment  limitations described below have been adopted
     -----------
by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority of the outstanding shares" of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank,
        ---------------
provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.


     2.  Senior  Securities.  The Fund will not issue  senior  securities.  This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff and (b) as described in the Prospectus and this SAI.


     3. Underwriting.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real  Estate.  The Fund will not  purchase  or sell  real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  Commodities.  The Fund will not  purchase  or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.  Loans.  The Fund will not make  loans to other  persons,  except (a) by
         -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  The Fund will not invest 25% or more of its total assets
        -------------
in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8.  Diversification.  The Fund  will not  invest in the  securities  of any
         ---------------
issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     NON-FUNDAMENTAL.  The following  limitations have been adopted by the Trust
     ---------------
with   respect   to  the  Fund   and  are   Non-Fundamental   (see   "Investment
Limitations-Fundamental" above).

     1.  Pledging.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.  The Fund will not purchase any  security  while  borrowings
         ---------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

     3. Margin Purchases.  The Fund will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Short Sales.  The Fund will not effect short sales of securities  unless
        -----------
it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     5.  Options.  The Fund will not  purchase or sell puts,  calls,  options or
         -------
straddles, except as described in the Prospectus and this SAI.

     6. Repurchase Agreements.  The Fund will not invest more than 5% of its net
        ---------------------
assets in repurchase agreements.

     7. Illiquid  Investments.  The Fund will not purchase  securities for which
        ---------------------
there are legal or contractual restrictions on resale and other illiquid securities.

INVESTMENT ADVISER


     GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 serves as investment adviser the Fund. Synovus Financial Corp. ("Synovus") may be deemed to be a controlling person of the Adviser due to its ownership of 100% of the outstanding shares of the Adviser. Synovus is a financial services company.

     Under the terms of the management agreement ("Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses of securities sold short), fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. The Adviser has contractually agreed through February 28, 2006 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage costs, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.17% of the average daily net assets for that period.

     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on March 14, 2004.

     The Trustees held a teleconference with one of the Fund's Portfolio Managers who provided an overview of the Adviser's business operations and was available to answer any questions that the Trustees had with respect to the Fund. The Portfolio Manager advised the Board that there were no significant changes to the Adviser's business operations. The Portfolio Manager also stated that, at the time, the Adviser was managing over $1 billion in separate accounts and wrap fee accounts, and that the Adviser and its parent company, Synovus Financial Corp., were actively involved in attempting to increase the Adviser's assets under management. The Portfolio Manager discussed the performance of the Fund and presented the Trustees with his outlook for the market. The Portfolio Manager also confirmed that the Adviser had agreed to continue capping the Fund's expenses through February 2006.

     Prior to approving the Agreement, the Trustees reviewed the Fund's performance, total expense ratio and management fee compared to its peer group. The Trustees noted that the Adviser's financial condition appeared strong from the financial statements presented in the board materials. The Trustees discussed the fact that the Adviser has a long history of providing investment advisory services, and currently has over $1 billion in assets under management. The Trustees also noted that the Fund's total expense ratio is lower than its peer group (1.17% for the Fund compared to an average of 1.56% for mutual funds of similar size and strategy). The Trustees reviewed the Fund's performance and noted that the Fund outperformed its benchmark for the one-year period. Based on these factors, the Trustees, including the Independent Trustees voting separately, determined that the renewal of the Agreement between the Trust and the Adviser was in the best interests of the Fund and its shareholders.


     The following table describes the advisory fees paid to the Adviser by the Fund for the last three fiscal periods.

---------------------------- ------------------------ ------------------------ ---------------------------
      Fiscal Year Ended             Advisory Fees             Total Fees           Net Advisory Fees Paid
                                       Accrued             Reimbursed and/or
                                                                Waived
---------------------------- ------------------------ ------------------------ ---------------------------
       October 31, 2002               $126,084                  $2,463                    $123,621
---------------------------- ------------------------ ------------------------ ---------------------------
       October 31, 2003                $94,853                  $2,266                    $92,587
---------------------------- ------------------------ ------------------------ ---------------------------
       October 31, 2004               $105,522                  $1,744                    $103,778
---------------------------- ------------------------ ------------------------ ---------------------------

About the Portfolio Managers

     Gary E. Fullam, CFA, Gregory S. Paulette, CFA, Kimberly D. Woody, Jason M. Recio, CFA and C. Bryan Lassiter all serve on the Adviser's Investment Policy Committee and are jointly and primarily responsible for making the investment decisions for the Fund (each, a "Portfolio Manager"). Mr. Fullam has the ultimate authority for the Fund's investment decisions. As of October 31, 2004, each Portfolio Manager was responsible for the management of the following types of accounts:

------------------------------- --------------------- ------------------ ----------------------------- ------------------------
                                                                                                       TOTAL ASSETS BY
                                NUMBER OF ACCOUNTS    TOTAL ASSETS BY    NUMBER OF ACCOUNTS BY TYPE    ACCOUNT TYPE SUBJECT
PORTFOLIO MANAGER               BY ACCOUNT TYPE       ACCOUNT TYPE       SUBJECT TO A PERFORMANCE FEE  TO A PERFORMANCE FEE
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
                                Mutual Funds:         None               N/A                           N/A


Gary E. Fullam                  Retail Accounts: 286  $984,397,410       3                             33,110,961

                                Hedge Funds:
                                                      None               N/A                           N/A
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
                                Mutual Funds:         None               N/A                           N/A



Gregory S. Paulette             Retail Accounts: 286  $984,397,410       3                             33,110,961

                                Hedge Funds:
                                                      None               N/A                           N/A
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
                                Mutual Funds:         None               N/A                           N/A



Kimberly D. Woody               Retail Accounts: 286   $984,397,410       3                             33,110,961

                                Hedge Funds:
                                                      None               N/A                           N/A
------------------------------- --------------------- ------------------ ----------------------------- ------------------------

                                       9

------------------------------- --------------------- ------------------ ----------------------------- ------------------------
                                Mutual Funds:         None               N/A                           N/A



Jason M. Recio                  Retail Accounts: 286   $984,397,410       3                             33,110,961

                                Hedge Funds:
                                                      None               N/A                           N/A
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
                                Mutual Funds:         None               N/A                           N/A



C. Bryan Lassiter               Retail Accounts: 286   $984,397,410       3                             33,110,961

                                Hedge Funds:
                                                                         N/A                           N/A
------------------------------- --------------------- ------------------ ----------------------------- ------------------------

     Each Portfolio Manager is compensated for his or her services by the Adviser. For the fiscal year ended October 31, 2004, each Portfolio Manager's compensation consisted of a fixed salary and a discretionary bonus that is not tied to the performance of the Fund or any private client account. Like all employees of the Adviser, each Portfolio Manager is eligible to participate in the Adviser's profit sharing and pension plans. Although each individual Portfolio Manager's compensation is not tied to the performance of any private client account, the Adviser receives a performance fee with respect to three private retail accounts. The performance fee may create a potential conflict of interest by providing an incentive for the Adviser to allocate more volatile stocks with greater capital appreciation opportunity to the retail accounts with performance fee rather the Fund.

     To the extent the Fund and another of the Adviser's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made by random client selection.

     As of October 31, 2004, the Portfolio Managers' ownership of the Fund was as follows:

    ------------------------------ -------------------------------------

    Portfolio Manager                  Dollar Range of Fund Shares

    ------------------------------ -------------------------------------
    Gary E. Fullam                          $100,001-$500,000

    ------------------------------ -------------------------------------
    Gregory S. Paulette                     $100,001-$500,000
    ------------------------------ -------------------------------------
    Kimberly D. Woody                        $10,001-$50,000
    ------------------------------ -------------------------------------
    Jason M. Recio                              $1-$10,000
    ------------------------------ -------------------------------------
    C. Bryan Lassiter None
    ------------------------------ -------------------------------------

     The Adviser retains the right to use the name "GLOBALT" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "GLOBALT" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees.


----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*,  (DATE OF BIRTH), POSITION WITH FUND  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER  DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice  President  and  Chief  Investment  Officer  of
                                                      Legacy Trust Company,  N.A.  since 1992;  Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Funds  since  1995 and  AmeriPrime  Advisors  Trust  since July
                                                      2002;  Trustee of CCMI Funds since June 2003; Trustee of Access
                                                      Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President   and  founder  of  The  Rose,   Inc.,  a  registered
                                                      investment  advisor,  since April 1993;  Trustee of  AmeriPrime
Chairman,  December  2004  to  present;  Independent  Advisors Trust since  November 2002 and AmeriPrime  Funds since
Trustee, December 2002 to present                     December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President  of  International  Crankshaft  Inc.,  an  automotive equipment  manufacturing  company,  since 2004,  Vice President
Independent Trustee, December 2002 to present         and General  Manager from 1990 to 2003;  Trustee of The Unified
                                                      Funds from 1994 to 2002;  Trustee of Firstar  Select  Funds,  a
                                                      REIT  mutual  fund,  from 1997 to 2000;  Trustee of  AmeriPrime
                                                      Advisors Trust since  November 2002 and AmeriPrime  Funds since
                                                      December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

*    The  address  for each  trustee is 431 N.  Pennsylvania,  Indianapolis,  IN
     46204.

**   Fund  Complex  refers  to  AmeriPrime  Advisors  Trust,   AmeriPrime  Funds
     andUnified Series Trust. The Fund Complex currently consists of 26 series.


     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times for the year ended December 31, 2004.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.




----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*,  (DATE OF BIRTH), POSITION WITH FUND  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief  Executive  Officer,  Director  and Legal  Counsel of The
                                                      Webb  Companies,  a national real estate  company,  since 2001,
Trustee, December 2002 to present                     Executive  Vice  President  and  Director  from  1990 to  2000;
                                                      Director of First State  Financial since 1998;  Director,  Vice
                                                      President  and Legal Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since 1989;  Trustee of
                                                      AmeriPrime  Advisors  Trust since  November 2002 and AmeriPrime
                                                      Funds  since  December  2002;  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice  President of Unified Fund  Services,  Inc., the
                                                      Trust's  administrator,  since June 2004, Senior Vice President
President, July 2004 to present                       from April 2003 to June 2004;  Senior Vice  President and Chief
                                                      Information  Officer of Unified Financial  Services,  Inc., the
                                                      parent company of the Trust's  administrator  and  distributor, from 1997 to November  2004;  President  of  AmeriPrime  Funds,
                                                      AmeriPrime Advisors Trust, and CCMI Funds since July 2004.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief  Financial   Officer  and  Executive  Vice  President  of
                                                      Unified  Financial  Services,  Inc.,  the parent company of the
Chief  Financial  Officer  and  Treasurer,  December  Trust's  administrator  and distributor,  since 1989,  Director
2002 to present                                       from  1989  to  March  2002;   Director  of  Unified  Financial
                                                      Securities,  Inc.,  the  Trust's  distributor,  since  December
                                                      2004,  Chief  Financial  Officer and Executive  Vice  President
                                                      since June  1990;  Executive  Vice  President,  Treasurer,  and
                                                      Chief  Financial  Officer of Unified Fund  Services,  Inc., the
                                                      Trust's   administrator,   since  1990,  Director  since  2004;
                                                      Treasurer and Chief Financial  Officer of AmeriPrime  Funds and
                                                      AmeriPrime  Advisors  Trust since October  2002;  Treasurer and
                                                      Chief  Financial   Officer  of  CCMI  Funds  since  June  2003;
                                                      Treasurer  of The  Unified  Funds from 1994 to 2002 and Firstar
                                                      Select Funds from 1997 to 2000.
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice  President of Unified  Fund  Services,  Inc.,  the Trust's
                                                      administrator,  since December  2003;  Assistant Vice President
Secretary, September 2004 to present                  of U.S.  Bancorp Fund Services LLC from 2000 to December  2003,
                                                      Trust  Officer  from  1998 to  2000;  Secretary  of  AmeriPrime
                                                      Funds,   AmeriPrime   Advisors  Trust,  and  CCMI  Funds  since
                                                      September  2004;  Principal  Accounting  Officer  of  Lindbergh
                                                      Funds from February 2004 to February 2005.
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief  Compliance  Officer  of  AmeriPrime  Funds,   AmeriPrime
                                                      Advisors  Trust,  and CCMI  Funds  since  October  2004;  Chief
Chief Compliance Officer, October 2004 to present     Compliance Officer of Unified Financial  Securities,  Inc., the
                                                      Trust's  distributor,  since  December  2004 and  from  1997 to
                                                      2000, Chairman from 1997 to December 2004,  President from 1997 to 2000;  Director  of  Compliance  of Unified  Fund  Services,
                                                      Inc.,   the  Trust's   administrator,   from  October  2003  to
                                                      September 2004; Chief Compliance  Officer of Unified  Financial
                                                      Services,   Inc.,   the   parent   company   of   the   Trust's
                                                      administrator and distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.


     The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.


-------------------------------------- ----------------------------------- -----------------------------------------
                                                                           Aggregate Dollar Range of Shares of All
                                          Dollar Range of Fund Shares           Funds Within the Fund Complex*
               Trustee
-------------------------------------- ----------------------------------- -----------------------------------------
Gary E. Hippenstiel                                   None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Ronald Tritschler                                     None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Stephen Little                                        None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Daniel Condon                                         None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

     Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 26 series in the Fund Complex. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex.

==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
                                        COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
       INDEPENDENT TRUSTEES             FROM THE FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E.  Hippenstiel,  Trustee  and        $1,385                 $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little,  Chairman of the        $1,385                 $0                   $0                $36,000
Board**
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $923                  $0                   $0                $24,000

------------------------------------ -------------------- -------------------- ------------------- ---------------------

                                       13

==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
   NON-INDEPENDENT TRUSTEES AND         COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
             OFFICERS                   FROM THE FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $923                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Thomas   G.   Napurano,   CFO   and          $0                   $0                   $0                   $0
Treasurer
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
Freddie Jacobs, Secretary                    $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
Lynn Wood, Chief Compliance Officer        $4,310                 $0                   $0              $125,000***
==================================== ==================== ==================== =================== =====================

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.

***  From Fund Complex and the three series in the CCMI Funds.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund.

Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. During the fiscal year ended October 31, 2004, the Adviser did not direct any brokerage commissions to brokers as a result of arrangements with such brokers to provide research services to the Fund.


     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the Fund and another of the Adviser's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


     For the fiscal years ended October 31, 2002, 2003 and 2004, the Fund paid brokerage commissions of $49,983, $21,713 and $42,901, respectively.

     The Trust and the Adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act, and the Adviser's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Fund or the Adviser, free of charge, by calling the Fund at (877) 289-4769. You may also obtain copies of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     The Fund releases portfolio holdings to third-party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, distributor, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to their independent auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. This information is disclosed to third parties under conditions of confidentiality. "Conditions of confidentiality" include: (i) confidentiality clauses in written agreements,
(ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., advisory or custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Typically, third-party service providers are prohibited from entering into personal trades based on portfolio information provided by the Fund based on the provider's code of ethics or fiduciary or regulatory principles. Additionally, the Fund may release portfolio holdings to third-party rating or ranking agencies and data reporting platforms on a periodic basis. These third-party providers may not be subject to conditions of confidentiality or restrictions on personal trading. To the extent that a Fund becomes aware that a third-party is not subject to these restrictions, the Fund will disclose portfolio holdings on a delayed basis (e.g., portfolio holdings previously filed with the SEC or otherwise disclosed to the general public) in an attempt to prevent any misuse of material, non-public information about the Fund's portfolio holdings.

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.



PROXY VOTING POLICY

     The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Adviser, subject to the Adviser's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.


     The Adviser's policy provides that it will generally direct proxies to be voted in accordance with the recommendations of Glass Lewis & Co., an independent research firm that the Adviser has engaged to provide proxy voting-related research. Adviser's proxy voting guidelines provide that, for the most part, proxy issues will be reviewed on a case-by-case basis, taking into account the circumstances surrounding the company being analyzed. For example, the Adviser's proxy voting guidelines provide that it will generally recommend that the Adviser vote in favor of management proposals that seek to protect and enhance the best interest of shareholders by promoting, among other things, (i) director independence, (ii) a record of positive performance, (ii) a breadth and depth of experience with respect to management and directors, (iv) management accountability (with respect to company performance), and (v) transparency and integrity of the financial reporting process. The Adviser has also engaged Investor Responsibility Research Center to actually vote proxies in accordance with its directions.

     You may obtain a copy of the Trust's and the Adviser's proxy voting policy by calling (877) 289-4769 to request a copy, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street,

Indianapolis, IN 46204. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.


DETERMINATION OF NET ASSET VALUE

     The price (net asset value) of the shares of the Fund is determined at the close of trading (which is normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of
Trustees annually approves the pricing service used by the Fund's fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an independent trustee if good faith pricing issues arise. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.


     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets              =  Net Asset Value Per Share
                     ------------------------
                      Shares Outstanding


An example of how the Fund calculated its net asset value per share as of the fiscal year ended October 31, 2004 is as follows:

                       $8,223,351  =  $12.26
                     -------------
                        670,615


REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of October 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $3,910,737, of which $ 1,484,842 expires in 2009 and $2,425,895 expires in 2011.


INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =    a hypothetical $1,000 initial investment
                  T        =    average annual total return
                  n        =    number of years
                  ERV           = ending redeemable value at the end of the
                                applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.


     The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:


                  P(1+T)n=ATVD

Where:            P        =    a hypothetical $1,000 initial investment
                  T        =    average annual total return (after taxes on
                                distributions)
                  n        =    number of years
                  ATVD          ending value at the end of the applicable
                                period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =   a hypothetical $1,000 initial investment
                  T        =   average annual total return (after taxes on
                               distributions and redemption)
                  n        =   number of years
                  ATVDR        ending value at the end of the applicable
                               period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, or the Russell 1000 Growth Index.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.



     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock, securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

     o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million). Unified began providing accounting services to the Fund (including the Predecessor Fund) on November 1, 1998.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month).

     For its transfer agency, fund accounting and administrative services, Unified received the following fees from the Adviser during the fiscal year ended October 31, 2004:

-------------------------- -------------------------- -----------------------
  Transfer Agency Fees       Fund Accounting Fees      Administrative Fees
-------------------------- -------------------------- -----------------------
-------------------------- -------------------------- -----------------------
         $16,094                    $23,937                  $31,613
-------------------------- -------------------------- -----------------------


ACCOUNTANTS


     The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250 Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2005. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR


     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. ("UFS"), the parent of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004. You can obtain the Annual Report without charge upon written request or request by telephone.

                            MARATHON VALUE PORTFOLIO

                                   PROSPECTUS


                                FEBRUARY 25, 2005



INVESTMENT OBJECTIVE:
Long-term capital appreciation





1050 Crown Pointe Parkway, Suite 950
Atlanta, GA 30338
(800) 788-6086
www.marathonvalue.com




























     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

6




                                TABLE OF CONTENTS


                                                                         PAGE

RISK/RETURN SUMMARY.......................................................1
-------------------
FEES AND EXPENSES OF INVESTING IN THE FUND................................5
------------------------------------------
HOW TO BUY SHARES.........................................................5
-----------------
HOW TO REDEEM SHARES......................................................7
--------------------
DETERMINATION OF NET ASSET VALUE..........................................9
--------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES........................................9
----------------------------------
MANAGEMENT OF THE FUND...................................................11
----------------------
FINANCIAL HIGHLIGHTS.....................................................13
--------------------
PRIVACY POLICY...........................................................14
--------------
FOR MORE INFORMATION.............................................BACK COVER

                                                          Ticker Symbol: MVPFX

                               RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE

     The investment objective of the Marathon Value Portfolio (the "Fund") is to provide shareholders with long-term capital appreciation in a well-diversified portfolio. The Fund will measure its performance against the Standard & Poor's 500 Index(R). It will benchmark both relative performance and volatility against that measure.

PRINCIPAL STRATEGIES


     The Fund provides investors broad exposure to what the Fund's advisor, Spectrum Advisory Services, Inc., believes are the best opportunities or values in common stocks of U.S. companies. These opportunities or values typically will be through investments, by the Fund, in stocks of companies that, in the advisor's opinion, do not reflect the intrinsic value of the companies.


     The Fund invests primarily in common stocks of U.S. companies that have potential "value" in the advisor's judgment. The advisor believes that determining value involves an effort to understand a company's assets and business strengths and to compare those to the current price of the company's stock. It is worth noting that in today's economy, assets are often intangible. A value investor does not place great emphasis on precise projections of future earnings or on the current momentum of the company's business. The advisor will not exclude great companies that sell at reasonable prices relative to their value. The advisor intends for the Fund to provide investors with exposure to a wide number of industries.

     In valuing a company, the advisor takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company's business. To assess management strength, the advisor looks for characteristics such as a long-term record of success or positive opinions from industry observers. The advisor seeks companies whose businesses possess, in the advisor's opinion, inherent strength based on factors such as superior production or distribution processes, unique products or quality franchises. The Fund may also purchase a company's stock if the advisor's assessment of the private market value of the company (i.e., the price at which knowledgeable buyers and sellers would exchange a comparable business) exceeds, by a material amount, the price of the security. The advisor's assessment of private market value is based on reported similar transactions, information in industry publications or from individuals within the industry, or other sources of information.


     The Fund may invest in short-term and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks. The Fund may invest in lower-rated debt securities of a company if the advisor believes that the company's junk bonds offer more potential for participating in the company's long-term prospects than could be achieved by investing in the company's other available securities. The Fund also may invest up to 10% of its assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the advisor. The Fund may retain securities that are subsequently downgraded or in default, or the advisor may sell them in an orderly manner. The Fund also may invest up to 10% of its assets, measured at the time of purchase, in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

     The Fund intends to remain substantially invested in value securities. If, however, the advisor believes that sufficient investment opportunities that meet the Fund's investment criteria are not available, the Fund may invest up to 20% of its total assets in money market funds, investment grade short-term money market instruments including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund endeavours to keep to a minimum the amount invested in money market funds due to the fact that such funds incur duplicate management and other fees. The Fund will incur duplicate management and other fees when investing in money market funds. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may not achieve its investment objective when holding a substantial cash position.


     The advisor believes its price-driven, value-oriented approach will provide investors with the opportunity for growth, while providing some protection against permanent impairment of capital. The advisor seeks to reduce risk by buying stocks the advisor believes are reasonably priced relative to the company's earnings and sales, by diversifying broadly and by avoiding current market favorites. The advisor's decision to purchase a stock is made without regard to the market capitalization of the company or its weighting in any market index. The Fund may invest in companies of all sizes, which includes large, mid-cap, and small-cap securities.

     The Fund may sell a security when the advisor believes the price is no longer undervalued relative to the company's earnings and sales, the company's prospects have deteriorated, there has been a change in management, or better investment opportunities are available.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     o VALUE RISK. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

     o MANAGEMENT RISK. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of a company's worth is not realized in the expected time frame, the Fund's overall performance may suffer.

     o SMALL-CAP AND MID-CAP RISK. Stocks of small-capitalization and mid-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small-and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small-cap and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small-cap or mid-cap stock, and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.

     o FOREIGN RISK. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

     o INTEREST RATE RISK. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is greater for investments in junk bonds.

     o CREDIT RISK. Changes in the financial strength of an issuer may affect the issuer's ability to repay principal and to make timely interest payments. The degree of risk for a particular security may be reflected in its credit rating. Junk bonds are subject to greater credit and market risk than higher rated securities.

     o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

     o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

     o AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

     The Fund may be suitable for:

     o    Long-term investors seeking a fund with a value investment strategy
     o Investors who can tolerate the risks associated with common stock investments
     o Investors willing to accept the greater market price fluctuations of smaller companies

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in short-term U.S. Government securities, money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

HOW THE FUND HAS PERFORMED

     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. On January 3, 2003, the Fund acquired the assets and liabilities of the Marathon Value Portfolio, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart and table include the predecessor fund's returns. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                 YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31ST*

                                [CHART OMITTED]


                                 2001  -    4.70%
                                 2002  -  -11.00%
                                 2003  -   26.20%
                                 2004  -   14.03%


     During the period shown, the highest return for a quarter was 14.92% (quarter ended June 30, 2003); and the lowest return was -12.82% (quarter ended September 30, 2002).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)

                                                        1 Year     3 Year     Since March 28, 2000*
                                                        ------     ------     ---------------------
The Fund
     Return Before Taxes                                14.03%      8.59%             9.75%
     Return After Taxes on Distributions(1)             13.74%      8.27%             9.36%
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)                              9.12%      7.18%             8.22%
S&P 500 Index2
(reflects no deductions for fees, expenses, or taxes)   10.83%      3.56%            -2.99%


1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


2 The S&P 500 Index is a widely recognized unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is representative of a broader market and range of securities than is found in the Fund's portfolio.


     * The Fund's current advisor began managing the predecessor fund on March 28, 2000.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ....................NONE
Maximum Deferred Sales Charge (Load).................................NONE
Redemption Fee1......................................................NONE
Exchange Fee.........................................................NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees.....................................................1.25%
Distribution (12b-1) Fees............................................NONE
Other Expenses .....................................................0.01%
Total Annual Fund Operating Expenses ...............................1.26%
Expense Reimbursement2..............................................0.01%
Net Expenses .......................................................1.25%


1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.


2 The Fund's advisor contractually has agreed through October 31, 2006 to waive all or a portion of its fee and/or reimburse the Fund's expenses but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary expenses at 1.25% of average daily net assets.


Example:
--------

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first year) and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:



        1 YEAR        3 YEARS         5 YEARS       10 YEARS
        ------        --------        -------       --------
         $127           $398           $690          $1,521



                                HOW TO BUY SHARES

INITIAL PURCHASE

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.


     The minimum initial investment in the Fund is $2,500 and minimum subsequent investments are $100. The advisor may, in its sole discretion, waive these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.


     BY MAIL - To be in proper form, your initial purchase request must include:

     o a completed and signed investment application form (which accompanies this Prospectus); and

     o    a check (subject to the minimum amounts) made payable to the Fund;

      Mail the application and check to:

U.S. MAIL: Marathon Value Portfolio           OVERNIGHT:  Marathon Value Portfolio
           c/o Unified Fund Services, Inc.                c/o Unified Fund Services, Inc.
           P.O. Box 6110                                  431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110               Indianapolis, Indiana 46204

     BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 788-6086 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      Huntington National Bank
      ABA #0440-0002-4
      Attn: Marathon Value Portfolio
      Account Name ________________ (write in shareholder name)
      For the Account # ____________(write in account number)
      D.D.A.# 01892204628

     You must provide a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and its transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

 -your name                   -the name of your account(s)
 -your account number(s)      -a check made payable to Marathon Value Portfolio

Checks should be sent to the Marathon Value Portfolio at the address listed under the heading "How to Buy Shares - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares- By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

     Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION


     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp.


     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. MAIL: Marathon Value Portfolio          OVERNIGHT: Marathon Value Portfolio
           c/o Unified Fund Services, Inc.              c/o Unified Fund Services, Inc.
           P.O. Box 6110                                431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110             Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund's name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at
(800) 788-6086 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 788-6086. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


     FUND POLICY ON MARKET TIMING - The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to detect market timers. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the

Fund or its shareholders or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

     ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption, please call the Fund's transfer agent at (800) 788-6086. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission), the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.


     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.


                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your  shares is based on the Fund's  net asset  value
(NAV) per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.


     The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

     TAXES. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. Dividends normally will be distributed by the Fund on an annual basis.


     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS


The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").


TYPE OF TRANSACTION                          TAX STATUS
-------------------                          ----------

Qualified dividend income                    Generally maximum 15% on non-corporate
                                             taxpayers

Net short-term capital gain distributions    Ordinary income rate

Net long-term capital gain distributions     Generally maximum 15% on non-corporate
                                             taxpayers*

Sales of shares
(including redemptions) owned                Gains taxed at generally maximum 15%
more than one year                           on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                Gains are taxed at the same rate as ordinary
for one year or less                         income; losses are subject to special rules

         *For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.


     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.


     BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.


                             MANAGEMENT OF THE FUND


     Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 950, Atlanta, GA 30338, www.spectrumadvisory.com, serves as investment advisor to the Fund. Spectrum has been providing portfolio management services since its founding in 1991 by Marc S. Heilweil. The advisor provides equity and fixed income portfolio management services to a select group of individuals, pension and profit sharing plans, trusts, estates and non-profit organizations and, as of January 31, 2005, managed over $302 million in assets.

     The advisor pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of non-interested person trustees, extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Fund does not pay any 12b-1 fees). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund's advisor contractually has agreed through October 31, 2006, to reimburse the Fund's expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary expenses, at 1.25% of average daily net assets.

     ABOUT THE PORTFOLIO MANAGER: Marc S. Heilweil has been primarily responsible for the day-to-day management of the Fund since March 28, 2000. Mr. Heilweil has been President of the advisor since 1991. His principal occupation since 1977 has been that of an investment counselor. Mr. Heilweil manages equity and fixed income portfolios for the advisor's clients. As of February 2, 2005, Mr. Heilweil and Spectrum owned 4.68% of the Fund's shares.

     The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager's ownership of shares of the Fund.

                              FINANCIAL HIGHLIGHTS


     The following table is intended to help you better understand the financial performance of the Fund (including its predecessor fund) since its inception. Certain information reflects financial results for a single share of the Fund. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the years ended October 31, 2000 through 2003 have been audited by McCurdy and Associates CPA's Inc. and 2004 has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available from the Fund upon request without charge.


MARATHON VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR ONE SHARE OUSTANDING DURING THE PERIOD)

MARATHON VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR ONE SHARE OUSTANDING DURING THE PERIOD)


                                        YEAR ENDED       YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                     OCTOBER 31, 2004  OCTOBER 31, 2003  OCTOBER 31, 2002    OCTOBER 31, 2001    OCTOBER 31, 2000
                                     ----------------- ----------------  -----------------   -----------------   ----------------

SELECTED PER SHARE DATA
Net asset value, beginning of period          $ 11.55           $ 9.65            $ 10.63             $ 10.38             $ 9.23
                                     ----------------- ----------------  -----------------   -----------------   ----------------
Income from investment operations
  Net investment income (loss)                   0.09             0.09 (a)           0.12 (a)            0.16 (a)           0.08(a)
  Net realized and unrealized gain (loss)        1.53             1.91              (0.98)               0.18               1.07
                                     ----------------- ----------------  -----------------   -----------------   ----------------
Total from investment operations                 1.62             2.00              (0.86)               0.34               1.15
                                     ----------------- ----------------  -----------------   -----------------   ----------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (0.08)           (0.10)             (0.12)              (0.09)                 -
                                     ----------------- ----------------  -----------------   -----------------   ----------------
Total distributions                             (0.08)           (0.10)             (0.12)              (0.09)                 -
                                     ----------------- ----------------  -----------------   -----------------   ----------------

Net asset value, end of period                $ 13.09          $ 11.55             $ 9.65             $ 10.63            $ 10.38
                                     ================= ================  =================   =================   ================

TOTAL RETURN (b)                               14.12%           20.88%             -8.21%               3.24%             12.46%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)              $ 16,819         $ 13,445           $ 10,287             $ 7,294            $ 3,782
Ratio of expenses to average net assets
   before waiver & reimbursement                1.26%            1.27%              1.28%               1.29%              1.49%
Ratio of expenses to average net assets         1.25%            1.26%              1.28%               1.28%              1.42%(d)
Ratio of net investment income to
   average net assets before waiver &           0.78%            0.86%              1.11%               1.45%              0.79%
   reimbursement
Ratio of net investment income to
   average net assets                           0.79%            0.87%              1.11%               1.45%              0.85%
Portfolio turnover rate                        28.21%           46.03%             44.44%              60.79%            207.02%

(a) Net investment income (loss) per share was based on average shares outstanding throughout the year.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Effective March 28, 2000 the Fund retained Spectrum Advisory Services as investment advisor. The total return from March 28, 2000 (date of change in advisor) through October 31, 2000 was 11.37%.

(d) The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, amount of investment and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of Fund portfolio holdings by the Fund's affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal period.

     Call the Fund at (800) 788-6086 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. Alternatively, the Fund's SAI and annual and semi-annual reports may be obtained, free of charge, from the Fund's website at http://www.marathonvalue.com.


     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.














Investment Company Act #811-21237

4

                            MARATHON VALUE PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 25, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Marathon Value Portfolio dated February 25, 2005. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 788-6086.



                                TABLE OF CONTENTS
                                -----------------
                                                                       PAGE
                                                                       ----


DESCRIPTION OF THE TRUST AND FUND.........................................1
---------------------------------
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.....2
---------------------------------------------------------------------
INVESTMENT LIMITATIONS....................................................6
----------------------
INVESTMENT ADVISOR........................................................9
------------------
TRUSTEES AND OFFICERS....................................................11
---------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................14
------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS.........................................15
--------------------------------
PROXY VOTING POLICY......................................................16
-------------------
DETERMINATION OF NET ASSET VALUE.........................................16
--------------------------------
REDEMPTION IN-KIND.......................................................18
------------------
ADDITIONAL TAX INFORMATION...............................................18
--------------------------
INVESTMENT PERFORMANCE...................................................18
----------------------
STATUS AND TAXATION OF THE FUND..........................................20
-------------------------------
CUSTODIAN................................................................22
---------
FUND SERVICES............................................................22
-------------
ACCOUNTANTS..............................................................23
-----------
DISTRIBUTOR..............................................................23
-----------
FINANCIAL STATEMENTS.....................................................23
--------------------

DESCRIPTION OF THE TRUST AND FUND


     Marathon Value Portfolio (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.


     On January 3, 2003, the Fund acquired all of the assets and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. Spectrum Advisory Services, Inc. (the "Advisor") began providing investment advisory services to the Predecessor Fund on March 28, 2000.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


     As of February 2, 2005, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund: Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA - 62.86%.

     As of February 2, 2005, Schwab may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's Advisor.

     As of February 2, 2005, the officers and Trustees as a group beneficially owned less than 1% of the Fund.

     As of February 2, 2005, the Portfolio Manager, Marc Heilweil and Spectrum Advisory Services, Inc. owned 4.68% of the Fund.


     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and this SAI.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

     A. EQUITY  SECURITIES.  Equity  securities  include common stock and common
     ---------------------
stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants or convertible securities. Equity securities in which the Fund may invest include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments in which the Fund may invest track the movement of other stock indices.

     B.  FOREIGN  SECURITIES.  The Fund may  invest  up to 10% of its  assets in
     -----------------------
foreign equity securities including American Depositary Receipts. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.


     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

     C.  REITS.  The Fund may  invest  up to 15% of its  assets  in real  estate
     ---------
investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

     D.  INDEXED  SECURITIES.  The Fund may invest up to 5% of its net assets in
     -----------------------
purchases of securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     The performance of indexed securities depends to a great extent on the performance of the security, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.

     E. CONVERTIBLE  SECURITIES.  A convertible  security is a bond,  debenture,
     --------------------------
preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest up to 5% of its assets in convertible securities.

     F. JUNK  BONDS.  The Fund may invest up to 10% of its total  assets in junk
     --------------
bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the Advisor. Junk bonds are subject to greater market risk and credit risk, or loss of principal and interest, than higher rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

     The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Fund may experience difficulty in valuing the securities for the purpose of computing its net asset value. Adverse publicity and investors' perception about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

     Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower rated securities generally responds to short term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

     In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for lower rated securities may be less liquid than the market for higher rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher rated securities, and it also may be more difficult during certain adverse market conditions to sell lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.

     The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

     G. REPURCHASE AGREEMENTS. A repurchase agreement is a short term investment
     ------------------------
in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Fund's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

     H. FIXED  INCOME  SECURITIES.  The Fund may invest in short- and  long-term
     ----------------------------
debt securities, preferred stocks, convertible debt securities and convertible preferred stocks. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of fixed income securities.

     I.  LOANS OF  PORTFOLIO  SECURITIES.  The Fund may make short and long term
     -----------------------------------
loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

     J. SHORT SALES.  The Fund may sell a security  short in  anticipation  of a
     --------------
decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

     In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will limit its short sales so that no more than 10% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund's policy with respect to short sales is Non-Fundamental (see Investment Limitations below), and may be changed by the Board of Trustees without the vote of the Fund's shareholders.


     K.  PORTFOLIO  TURNOVER.  Although the Fund  generally  will not invest for
     -----------------------
short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund's portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal year ended October 31, 2004 was 28.21%, and the rate for the fiscal year ended October 31, 2003 was 46.03%.




INVESTMENT LIMITATIONS

     FUNDAMENTAL.  The investment  limitations described below have been adopted
     -----------
by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of

Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank,
        ---------------
provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  Senior  Securities.  The Fund will not issue  senior  securities.  This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

     3. Underwriting.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real  Estate.  The Fund will not  purchase  or sell  real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  Commodities.  The Fund will not  purchase  or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.  Loans.  The Fund will not make  loans to other  persons,  except (a) by
         -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  The Fund will not invest 25% or more of its total assets
        -------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8.  Diversification.  The Fund  will not  invest in the  securities  of any
         ---------------
issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.


         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     NON-FUNDAMENTAL.  The following  limitations have been adopted by the Trust
     ---------------
with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1.  Pledging.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.  The Fund will not purchase any  security  while  borrowings
         ---------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

     3. Margin Purchases.  The Fund will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Repurchase Agreements.  The Fund will not invest more than 5% of its net
        ---------------------
assets in repurchase agreements.

     5. Illiquid  Investments.  The Fund will not purchase  securities for which
        ---------------------
there are legal or contractual restrictions on resale and other illiquid securities.

INVESTMENT ADVISOR


     The Advisor is Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 950, Atlanta, GA 30338. Marc S. Heilweil, President of the Advisor, is the sole shareholder of the Advisor. Prior to March 28, 2000, Burroughs & Hutchinson, 702 W. Idaho Street, Suite 810, Boise, Idaho 83702 was the Predecessor Fund's investment advisor.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses and Rule 12b-1 expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. The Advisor has contractually agreed through October 31, 2006 to waive all or a portion of its fee and/or reimburse the Fund's expenses but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), and extraordinary expenses, at 1.25% of average daily net assets.

     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on March 14, 2004.

     In approving the Agreement, the Trustees reviewed the Fund's performance, expense ratio and management fee. The Trustees also held a teleconference with the Fund's Portfolio Manager who provided the Trustees with a brief overview of the Advisor's operation and discussed the Fund's performance with the Trustees. The Trustees discussed the fact that the Advisor has a long history of providing investment advisory services, and currently has over $302 million in assets under management. The Trustees also noted that the Advisor and the Fund's portfolio manager own approximately 5% of the Fund's shares. They noted that the Fund's total expense ratio is lower than its peer group (1.25% for the Fund compared to an average of 1.55% for mutual funds of similar size and strategy). The Trustees reviewed the Fund's performance and found the Fund's performance to be satisfactory compared to its benchmark. Based on these factors, the Trustees, including the Independent Trustees voting separately, determined that the renewal of the Agreement between the Trust and the Advisor was in the best interests of the Fund and its shareholders.

     The following table describes the advisory fees paid to the Advisor by the Fund for the last three fiscal periods:

 --------------------------------------------------------------------------------------------
  Fiscal Year Ended    Advisory Fees Accrued       Total Fees         Net Advisory Fees Paid
                                               Reimbursed and/or
                                                     Waived
 --------------------------------------------------------------------------------------------
  October 31, 2002           $116,276                  $0                    $116,276
 --------------------------------------------------------------------------------------------
  October 31, 2003           $146,797                $1,423                  $145,374
 --------------------------------------------------------------------------------------------
  October 31, 2004           $187,641                $2,128                  $185,513
 --------------------------------------------------------------------------------------------

ABOUT THE PORTFOLIO MANAGER

     Mr. Heilweil, President of the Advisor, serves as the sole Portfolio Manager for the Fund and, as such, is primarily responsible for making all investment decisions of the Fund ("Portfolio Manager"). As of October 31, 2004, the Portfolio Manager was responsible for the management of the following types of accounts:

 ------------------------ ------------------ ------------------ ------------------------ -----------------------
                          NUMBER OF                             NUMBER OF ACCOUNTS BY    TOTAL ASSETS BY
                          ACCOUNTS BY        TOTAL  ASSETS BY   TYPE  SUBJECT TO A       ACCOUNT TYPE SUBJECT
  ACCOUNT TYPE            ACCOUNT TYPE       ACCOUNT TYPE       PERFORMANCE FEE          TO A PERFORMANCE FEE
 ------------------------ ------------------ ------------------ ------------------------ -----------------------
 Registered   Investment          1             $16,824,734                0                       0
 Companies
 ------------------------ ------------------ ------------------ ------------------------ -----------------------
 Pooled       Investment          0                  0                     0                       0
 Vehicles
 ------------------------ ------------------ ------------------ ------------------------ -----------------------
 Retail Accounts                 388           $291,407,530                0                       0
 ------------------------ ------------------ ------------------ ------------------------ -----------------------

     The Portfolio Manager is compensated for his services by the Advisor. For the fiscal year ended October 31, 2004, the Portfolio Manager's compensation consisted of a salary, bonuses, deferred compensation, pension and retirement plans and other compensation arrangements.

     As of February 2, 2005, the Portfolio Manager beneficially owned $500,001 to $1,000,000 in equity securities of the Fund.


     The Advisor retains the right to use the name "Spectrum" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Spectrum" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS


     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees.


----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER  DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Funds since 1995 and AmeriPrime Advisors Trust since July
                                                      2002; Trustee of CCMI Funds since June 2003; Trustee of Access
                                                      Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder of The Rose, Inc., a registered
                                                      investment advisor, since April 1993; Trustee of AmeriPrime
Chairman, December 2004 to present; Independent       Advisors Trust since November 2002 and AmeriPrime Funds since
Trustee, December 2002 to present                     December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President of International Crankshaft Inc., an automotive
                                                      equipment manufacturing company, since 2004, Vice President
Independent Trustee, December 2002 to present         and General Manager from 1990 to 2003; Trustee of The Unified
                                                      Funds from 1994 to 2002; Trustee of Firstar Select Funds, a
                                                      REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime
                                                      Advisors Trust since November 2002 and AmeriPrime Funds since
                                                      December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each trustee is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds andUnified Series Trust. The Fund Complex currently consists of 26 series.

     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times for the year ended December 31, 2004.


     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.


----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief Executive Officer, Director and Legal Counsel of The
                                                      Webb Companies, a national real estate company, since 2001,
Trustee, December 2002 to present                     Executive Vice President and Director from 1990 to 2000;
                                                      Director of First State Financial since 1998; Director, Vice
                                                      President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002; Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------


                                       11


----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice President of Unified Fund Services, Inc., the
                                                      Trust's administrator, since June 2004, Senior Vice President
President, July 2004 to present                       from April 2003 to June 2004; Senior Vice President and Chief
                                                      Information Officer of Unified Financial Services, Inc., the
                                                      parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds,
                                                      AmeriPrime Advisors Trust, and CCMI Funds since July 2004.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief Financial Officer and Executive Vice President of
                                                      Unified Financial Services, Inc., the parent company of the
Chief Financial Officer and Treasurer, December       Trust's administrator and distributor, since 1989, Director
2002 to present                                       from 1989 to March 2002; Director of Unified Financial
                                                      Securities, Inc., the Trust's distributor, since December
                                                      2004, Chief Financial Officer and Executive Vice President
                                                      since June 1990; Executive Vice President, Treasurer, and
                                                      Chief Financial Officer of Unified Fund Services, Inc., the
                                                      Trust's administrator, since 1990, Director since 2004;
                                                      Treasurer and Chief Financial Officer of AmeriPrime Funds and
                                                      AmeriPrime Advisors Trust since October 2002; Treasurer and
                                                      Chief Financial Officer of CCMI Funds since June 2003;
                                                      Treasurer of The Unified Funds from 1994 to 2002 and Firstar
                                                      Select Funds from 1997 to 2000.
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice President of Unified Fund Services, Inc., the Trust's
                                                      administrator, since December 2003; Assistant Vice President
Secretary, September 2004 to present                  of U.S. Bancorp Fund Services LLC from 2000 to December 2003,
                                                      Trust Officer from 1998 to 2000; Secretary of AmeriPrime
                                                      Funds, AmeriPrime Advisors Trust, and CCMI Funds since
                                                      September 2004; Principal Accounting Officer of Lindbergh
                                                      Funds from February 2004 to February 2005.
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief Compliance Officer of AmeriPrime Funds, AmeriPrime
                                                      Advisors Trust, and CCMI Funds since October 2004; Chief
Chief Compliance Officer, October 2004 to present     Compliance Officer of Unified Financial Securities, Inc., the
                                                      Trust's distributor, since December 2004 and from 1997 to
                                                      2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services,
                                                      Inc., the Trust's administrator, from October 2003 to
                                                      September 2004; Chief Compliance Officer of Unified Financial
                                                      Services, Inc., the parent company of the Trust's
                                                      administrator and distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------



* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.


*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

-------------------------------------- ----------------------------------- -----------------------------------------
                                                                           Aggregate Dollar Range of Shares of All
                                          Dollar Range of Fund Shares           Funds Within the Fund Complex*
               Trustee
-------------------------------------- ----------------------------------- -----------------------------------------
Gary E. Hippenstiel                                   None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Ronald Tritschler                                     None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Stephen Little                                        None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Daniel Condon                                         None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

     Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 26 series in the Fund Complex. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex.


==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
                                        COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
       INDEPENDENT TRUSTEES            FROM EACH FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E. Hippenstiel, Trustee and           $1,385                 $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little, Chairman of the         $1,385                 $0                   $0                $36,000
Board**
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $923                  $0                   $0                $24,000

==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
   NON-INDEPENDENT TRUSTEES AND         COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
             OFFICERS                  FROM EACH FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $923                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Thomas G. Napurano, CFO and                  $0                   $0                   $0                   $0
Treasurer
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
Freddie Jacobs, Secretary                    $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
Lynn Wood, Chief Compliance Officer        $4,310                 $0                   $0              $125,000***
==================================== ==================== ==================== =================== =====================

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.

***  From Fund Complex and the three series in the CCMI Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. During the fiscal year ended October 31, 2004, the Advisor did not direct any brokerage commissions to any brokers on the on the basis of research services provided by such brokers to the Fund.


     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the fiscal years ended October 31, 2002, 2003 and 2004, the Fund (including the Predecessor Fund) paid brokerage commissions of $7,875, $3,189 and $1,653, respectively.


     The Trust and the Advisor have each adopted a Code of Ethics (the "Rule 17j-1 Code") pursuant to Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Fund or the Advisor, free of charge, by calling the Fund at 800-788-6086. You may also obtain copies of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     The Fund releases portfolio holdings to third-party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, distributor, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to their independent auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. This information is disclosed to third parties under conditions of confidentiality. "Conditions of confidentiality" include: (i) confidentiality clauses in written agreements,
(ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., advisory or custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Typically, third-party service providers are prohibited from entering into personal trades based on portfolio information provided by the Fund based on the provider's code of ethics or fiduciary or regulatory principles. Additionally, the Fund may release portfolio holdings to third-party rating or ranking agencies and data reporting platforms on a periodic basis. These third-party providers may not be subject to conditions of confidentiality or restrictions on personal trading. To the extent that a Fund becomes aware that a third-party is not subject to these restrictions, the Fund will disclose portfolio holdings on a delayed basis (e.g., portfolio holdings previously filed with the SEC or otherwise disclosed to the general public) in an attempt to prevent any misuse of material, non-public information about the Fund's portfolio holdings.


     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.

PROXY VOTING POLICY

     The Trust and the Fund's Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. The Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Advisor's Proxy Voting Guidelines provide that the Advisor will give substantial weight to the recommendations of management, but the Advisor will not support management proposals that it believes will be detrimental to the shareholder value. The Advisor's Guidelines outline specific factors that it will consider in deciding how to vote proxies relating to, among other things, director elections, corporate governance, executive compensation, and social and environmental issues. For example, the Guidelines provide that the Advisor will vote generally in favor of management's slate of directors, although it will not vote to re-elect a board that has, in the past, acted to entrench itself and/or management in office by, among other things, adopting excessive anti-take over measures. The Guidelines also provides that the Advisor generally will vote for management proposals that (a) adopt or add to confidential and independent vote tabulation practices, (b) seek to increase the number of independent directors serving on a board, (c) create strong and attractive compensation packages needed to motivate good executives, while at the same time holding management accountable for the company's performance. Among other things, the Advisor will generally vote against (a) fair price amendments, (b) creation of various anti-takeover devices such as poison pills and golden parachutes, and (c) proposals that seek to eliminate or limit the rights of shareholders. Under the Trust's Proxy Voting Policy, if any potential conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling (800) 788-6086 to request a copy, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th is filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record is available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

     The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Fund's fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an independent trustee if good faith pricing issues arise. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.


     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets               =  Net Asset Value Per Share
                    -------------------------
                      Shares Outstanding


     An example of how the Fund calculated its net asset value per share as of the fiscal year ended October 31, 2004 is as follows:

                       $ 16,818,818           =  $13.09
                  ---------------------------
                         1,285,312

REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of October 31, 2004 the Fund had available for federal tax purposes an unused net capital loss carryforward of $156,159 which expires in 2011.


INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =      a hypothetical $1,000 initial investment
                  T        =      average annual total return
                  n        =      number of years
                  ERV             = ending redeemable value at the end of the
                                  applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell Midcap Index.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

     The Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1. Average Annual Total Return (After Taxes on Distributions):

                  P(1+T)n = ATVd

       Where:     P        =    a hypothetical $1,000 initial investment
                  T        =    average annual total return (after taxes on
                                distributions).
                  n        =    number of years
                  ATVd     =    ending value, after taxes on fund distribution
                                but not after taxes on redemption, at the end of the applicable period of the hypothetical
                                $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2. Average Annual Total Return (After Taxes on Distributions and Redemption):

                  P(1+T)n = ATVdr

       Where:     P        =   a hypothetical $1,000 initial investment
                  T        =   average annual total return (after taxes on
                               distributions).
                  n        =   number of years
                  ATVdr    =   ending value, after taxes on fund distributions
                               and redemptions, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.


     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period and that. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.


     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the S&P 500 Index.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc., or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock, securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

     o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income, if any, from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1667 per month for assets up to $50 million).

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month).


     For its transfer agency, fund accounting and administrative services, Unified received the following fees from the Advisor during the fiscal year ended October 31, 2004:

 -------------------------- ------------------------- ------------------------
   Transfer Agency Fees       Fund Accounting Fees      Administrative Fees
 -------------------------- ------------------------- ------------------------
 -------------------------- ------------------------- ------------------------
          $16,751                   $27,727                   $30,404

 -------------------------- ------------------------- ------------------------


ACCOUNTANTS


     The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250 Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2005. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR


     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. ("UFS"), the parent of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004. You can obtain the Annual Report without charge by calling the Fund at (800) 788-6086 or upon written request.

                            PART C. OTHER INFORMATION

Item 22. Exhibits
         --------

     (1) (a) Financial Statements included in Part A: Financial Highlights Table for each of Dreman Contrarian Small Cap Value Fund; Dreman Contrarian Mid Cap Value Fund; Dreman Contrarian Large Cap Value Fund; Corbin Small-Cap Value Fund; Marathon Value Portfolio and GLOBALT Growth Fund.

          (b) Financial Statements included in Part B: Audited Financial Statements for each of Dreman Contrarian Small Cap Value Fund; Dreman Contrarian Mid Cap Value Fund; Dreman Contrarian Large Cap Value Fund; Corbin Small-Cap Value Fund; Marathon Value Portfolio and GLOBALT Growth Fund.

     (2) (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (c)  Instruments Defining Rights of Security Holders - None.

          (d)  Investment Advisory Contracts.

               1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               2. Copy of Registrant's Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               3. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               4. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               5. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the

                    Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               6. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               7. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               8. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

               9. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 - Filed with
                    Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               10. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               11. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 - Filed with
                    Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               12. Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               13. Copy of Registrant's Management Agreement with IMS Capital Management, Inc.with regard to the IMS Capital Value Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               14. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               15. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               16. Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               17. Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 - Filed with
                    Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

               18. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

          (e) (1) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

               (2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (3) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference. (f) Bonus or Profit Sharing Contracts - None.

          (g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (i)  Legal Opinion and Consent - None.


          (j) Other Opinions - Consent of Cohen McCurdy, Ltd. in connection with use of the audited financial statements of each of Dreman Contrarian Small Cap Value Fund; Dreman Contrarian Mid Cap Value Fund; Dreman Contrarian Large Cap Value Fund; Corbin Small-Cap Value Fund; Marathon Value Portfolio; GLOBALT Growth Fund and Becker Value Equity Fund - Filed herewith.


          (k)  Omitted Financial Statements - None.

          (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (m) (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (3) Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (5) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

          (n) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (o)  Reserved.

          (p) (1) Amended Code of Ethics - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

               (2)  Code of Ethics  for Senior  Executive  Officers - Filed with
                    Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (q) (1) Registrant's Revised Proxy Voting Policy - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (4) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (5) Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

               (6) Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund - Filed herewith.

               (7) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

               (8) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

               (9) Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

               (10) Proxy Voting  Policy and  Procedures  adopted by IMS Capital
                    Management, Inc. with regard to each of the IMS Funds - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               (11) Proxy  Voting  Policy  and  Procedures  adopted  by  Chinook
                    Capital Management with regard to the Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

               (12) Proxy  Voting  Policy  and   Procedures   adopted  by  Marco
                    Investment Management, LLC with regard to the Marco Targeted Return Fund - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

         None.

Item 24. Indemnification
         ---------------

          Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

     Indemnification  of  Trustees,  Officers,  etc.  Subject  to and  except as
     ----------------------------------------------
     otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 25. Business and Other Connections of the Investment Advisers
         ---------------------------------------------------------

     1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

     2. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr. David Corbin serves as President and Ms. Melissa R. Stinson as the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

     3. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief
          Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

     4. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

     5. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

     6. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I filed via the IARD.

     7. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I filed via the IARD.

     8. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I filed via the IARD.

     9. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I filed via the IARD.

     10. IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I filed via the IARD.

     11. Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I filed via the IARD.

     12. Marco Investment Management, LLC serves as the investment adviser to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I filed via the IARD.

Item 26. Principal Underwriters
         ----------------------

        Unified Financial Securities, Inc.  Unified Financial Securities, Inc.
        ---------------------------------
        serves as the principal underwriter for the Trust

          (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Eastern Point Advisors Funds, Runkel Funds, Inc., Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

          (b)  The directors and officers of Unified Financial are as follows:


 Name                             Title                             Position with Trust
 ----                             -----                             -------------------

 Thomas G. Napurano               Director, CFO and Exec. Vice      CFO and Treasurer
                                  President

 Stephen D. Highsmith, Jr.        Director, President, CEO and      None
                                  Secretary

 Mark C. Lewis                    Vice President                    None

 Karyn E. Cunningham              Controller                        None

 Lynn E. Woods                    Chief Compliance Officer          Chief Compliance Officer

          (c)  Not applicable.


Item 27. Location of Accounts and Records
         --------------------------------

         Unified Fund Services, Inc.
         431 N. Pennsylvania  Street
         Indianapolis, IN 46204

         Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

         Huntington National Bank
         41 South High Street
         Columbus, Ohio 43215

         Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

         Unified Financial Securities, Inc.
         431 N. Pennsylvania  Street
         Indianapolis,  IN  46204

         Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

         Ariston Capital Management Corp
         40 Lake Bellevue Drive, Suite 220
         Bellevue, Washington 98005

         Corbin & Company
         1320 South University Drive, Suite 406
         Fort Worth, Texas 76107

         Gamble, Jones, Morphy & Bent
         301 East Colorado Blvd., Suite 802
         Pasadena, California 91101

         GLOBALT, Inc.
         3060 Peachtree Road, N.W.
         One Buckhead Plaza, Suite 225
         Atlanta, Georgia 30305

         Spectrum Advisory Services,  Inc.
         1050 Crown Pointe Parkway
         Atlanta, GA 30338

         StoneRidge Investment Partners, LLC
         3421 Saint Davids Road
         Newtown Square, PA  19073

         Becker Capital Management, Inc.
         1211 SW Fifth Avenue, Suite 2185
         Portland, OR  97204

         Dreman Value Management, LLC
         520 East Cooper Avenue
         Suite 230-4
         Aspen, CO 81611

         Crawford Investment Counsel, Inc.
         100 Galleria Parkway
         Suite 980
         Atlanta, GA 30339

         IMS Capital Management, Inc.
         8995 S.E. Otty Road
         Portland, Oregon 97266

         Chinook Capital Management
         4380 SW Macadam Ave
         Suite 250
         Portland, OR 97239

         Marco Investment Management, LLC
         300 Atlanta Financial Center
         3343 Peachtree Road, NE
         Atlanta, GA 30326


         Each adviser will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 28. Management Services
         -------------------

          None.

Item 29. Undertakings
         ------------

         Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with
         Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

         Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on February 25, 2005.

                                           UNIFIED SERIES TRUST

                                           /s/  Anthony J. Ghoston
                                           -----------------------------------
                                              Anthony J. Ghoston, President

Attest:

   /s/   Thomas G. Napurano
------------------------------------
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                Title           Date
---------                                -----           ----

/s/      Anthony J. Ghoston *            Trustee         February 25, 2005
------------------------------------
 Daniel Condon

/s/      Anthony J. Ghoston *            Trustee         February 25, 2005
------------------------------------
 Gary E. Hippenstiel

/s/      Anthony J. Ghoston *            Trustee         February 25, 2005
-------------------------------------
 Stephen Little

/s/      Anthony J. Ghoston *            Trustee          February 25, 2005
------------------------------------
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                                INDEX TO EXHIBITS

Exhibit Number      Description
--------------      -----------

EX.99.j.1           Consent of Independent Accountant - Cohen McCurdy, Ltd with regard to each of Dreman Contrarian Small Cap Value Fund;
                    Dreman Contrarian Mid Cap Value Fund; Dreman Contrarian
                    Large Cap Value Fund; Corbin Small-Cap Value Fund;
                    Marathon Value Portfolio; GLOBALT Growth Fund; and Becker
                    Value Equity Fund

EX.99.j.2           Consent of Independent Accountant - McCurdy & Associates
                    CPAs, Inc. with regard to each of Corbin Small-Cap Value
                    Fund; Marathon Value Portfolio; and GLOBALT Growth Fund

EX.99.q             Proxy Voting Guidelines adopted by GLLOBALT, Inc.